UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Jennison Focused Growth Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2022

Date of reporting period:	8/31/2021

Item 1 – Reports to Stockholders

PGIM JENNISON FOCUSED GROWTH FUND

SEMIANNUAL REPORT

AUGUST 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for PGIM Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2021.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Focused Growth Fund

October 15, 2021

PGIM Jennison Focused Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 8/31/21
	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	11.01	16.61	25.96	19.22	—

Class C	10.58	21.51	26.48	19.00	—

Class Z	11.17	23.76	27.79	20.22	—

Class R6	11.21	23.85	27.85	N/A	19.79 (05/03/2012)

Russell 1000® Growth Index

	22.01	28.53	24.35	19.45	—

S&P 500 Index

	19.51	31.16	18.01	16.33	—

Average Annual Total Returns as of 8/31/21 Since Inception (%)

Class R6 (05/03/2012)

Russell 1000® Growth Index	18.92

S&P 500 Index	15.71

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this Index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

* The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc., and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Jennison Focused Growth Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/21

Ten Largest Holdings	Line of Business	% of Net Assets

Amazon.com, Inc.	Internet & Direct Marketing Retail	7.9%

Microsoft Corp.	Software	6.1%

Tesla, Inc.	Automobiles	5.8%

Shopify, Inc. (Canada) (Class A Stock)	IT Services	5.5%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.9%

Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.5%

Adobe, Inc.	Software	3.9%

LVMH Moet Hennessy Louis Vuitton SE (France)	Textiles, Apparel & Luxury Goods	3.6%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.5%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	3.5%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Jennison Focused Growth Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Focused Growth Fund		Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,110.10	1.04%	$5.53

	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30

Class C	Actual	$1,000.00	$1,105.80	1.78%	$9.45

	Hypothetical	$1,000.00	$1,016.23	1.78%	$9.05

Class Z	Actual	$1,000.00	$1,111.70	0.75%	$3.99

	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82

Class R6	Actual	$1,000.00	$1,112.10	0.67%	$3.57

	Hypothetical	$1,000.00	$1,021.83	0.67%	$3.41

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of August 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Automobiles 5.8%

Tesla, Inc.*	109,723	$80,725,406

Entertainment 3.4%

Netflix, Inc.*	59,635	33,943,646
ROBLOX Corp. (Class A Stock)*(a)	164,179	13,470,887

		47,414,533

Health Care Equipment & Supplies 2.2%

Align Technology, Inc.*	43,565	30,887,585

Hotels, Restaurants & Leisure 2.9%

Airbnb, Inc. (Class A Stock)*	262,132	40,627,839

Interactive Media & Services 18.7%

Alphabet, Inc. (Class A Stock)*	16,841	48,737,012
Alphabet, Inc. (Class C Stock)*	16,719	48,639,584
Facebook, Inc. (Class A Stock)*	165,817	62,907,653
Match Group, Inc.*	281,429	38,679,602
Snap, Inc. (Class A Stock)*	543,832	41,391,053
ZoomInfo Technologies, Inc. (Class A Stock)*	331,456	21,607,617

		261,962,521

Internet & Direct Marketing Retail 11.2%

Amazon.com, Inc.*	31,959	110,922,977
MercadoLibre, Inc. (Argentina)*	24,602	45,943,005

		156,865,982

IT Services 22.1%

Adyen NV (Netherlands), 144A*	14,616	47,162,735
Mastercard, Inc. (Class A Stock)	112,349	38,898,594
Okta, Inc.*	109,598	28,890,033
PayPal Holdings, Inc.*	98,719	28,496,227
Shopify, Inc. (Canada) (Class A Stock)*(a)	50,592	77,141,670
Snowflake, Inc. (Class A Stock)*	49,446	15,048,890
Square, Inc. (Class A Stock)*	175,541	47,057,276
Twilio, Inc. (Class A Stock)*	78,271	27,939,616

		310,635,041

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    9

Schedule of Investments   (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Products 2.4%

Estee Lauder Cos., Inc. (The) (Class A Stock)	101,084	$34,418,091

Pharmaceuticals 2.9%

Eli Lilly & Co.	157,115	40,581,233

Road & Rail 1.6%

Uber Technologies, Inc.*	566,907	22,188,740

Semiconductors & Semiconductor Equipment 4.9%

NVIDIA Corp.	308,944	69,157,114

Software 14.1%

Adobe, Inc.*	81,213	53,901,068
DocuSign, Inc.*	99,043	29,340,498
HubSpot, Inc.*	41,808	28,616,322
Microsoft Corp.	283,880	85,697,695

		197,555,583

Textiles, Apparel & Luxury Goods 7.7%

Lululemon Athletica, Inc.*	81,622	32,662,676
LVMH Moet Hennessy Louis Vuitton SE (France)	67,134	49,764,136
NIKE, Inc. (Class B Stock)	152,407	25,107,529

		107,534,341

TOTAL LONG-TERM INVESTMENTS
(cost $775,444,312)		1,400,554,009

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	4,162,357	4,162,357
PGIM Institutional Money Market Fund
(cost $8,362,473; includes $8,361,880 of cash collateral for securities on loan)(b)(wa)	8,381,086	8,376,057

TOTAL SHORT-TERM INVESTMENTS
(cost $12,524,830)		12,538,414

TOTAL INVESTMENTS 100.8%
(cost $787,969,142)		1,413,092,423
Liabilities in excess of other assets (0.8)%		(10,839,252)

NET ASSETS 100.0%		$1,402,253,171

See Notes to Financial Statements.

10

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,181,756; cash collateral of $8,361,880 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Automobiles	$80,725,406	$—	$—
Entertainment	47,414,533	—	—
Health Care Equipment & Supplies	30,887,585	—	—
Hotels, Restaurants & Leisure	40,627,839	—	—
Interactive Media & Services	261,962,521	—	—
Internet & Direct Marketing Retail	156,865,982	—	—
IT Services	263,472,306	47,162,735	—
Personal Products	34,418,091	—	—
Pharmaceuticals	40,581,233	—	—
Road & Rail	22,188,740	—	—
Semiconductors & Semiconductor Equipment	69,157,114	—	—
Software	197,555,583	—	—
Textiles, Apparel & Luxury Goods	57,770,205	49,764,136	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    11

Schedule of Investments   (unaudited) (continued)

as of August 31, 2021

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Affiliated Mutual Funds	$12,538,414	$—	$—

Total	$1,316,165,552	$96,926,871	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2021 were as follows:

IT Services	22.1%
Interactive Media & Services	18.7
Software	14.1
Internet & Direct Marketing Retail	11.2
Textiles, Apparel & Luxury Goods	7.7
Automobiles	5.8
Semiconductors & Semiconductor Equipment	4.9
Entertainment	3.4
Hotels, Restaurants & Leisure	2.9
Pharmaceuticals	2.9
Personal Products	2.4

Health Care Equipment & Supplies	2.2%
Road & Rail	1.6
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	0.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$8,181,756	$(8,181,756)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities   (unaudited)

as of August 31, 2021

Assets

Investments at value, including securities on loan of $8,181,756:
Unaffiliated investments (cost $775,444,312)	$1,400,554,009
Affiliated investments (cost $12,524,830)	12,538,414
Receivable for Fund shares sold	2,387,838
Dividends receivable	390,740
Tax reclaim receivable	69,837
Prepaid expenses and other assets	19,624

Total Assets	1,415,960,462

Liabilities

Payable to broker for collateral for securities on loan	8,361,880
Payable for Fund shares purchased	4,259,433
Management fee payable	739,003
Distribution fee payable	160,009
Accrued expenses and other liabilities	125,677
Affiliated transfer agent fee payable	53,530
Trustees’ fees payable	7,759

Total Liabilities	13,707,291

Net Assets	$1,402,253,171

Net assets were comprised of:
Shares of beneficial interest, at par	$49,900
Paid-in capital in excess of par	654,795,133
Total distributable earnings (loss)	747,408,138

Net assets, August 31, 2021	$1,402,253,171

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    13

Statement of Assets and Liabilities   (unaudited)

as of August 31, 2021

Class A

Net asset value and redemption price per share, ($527,200,813 ÷ 19,514,764 shares of beneficial interest issued and outstanding)	$27.02
Maximum sales charge (5.50% of offering price)	1.57

Maximum offering price to public	$28.59

Class C

Net asset value, offering price and redemption price per share, ($61,075,227 ÷ 3,027,236 shares of beneficial interest issued and outstanding)	$20.18

Class Z

Net asset value, offering price and redemption price per share, ($609,432,607 ÷ 20,485,845 shares of beneficial interest issued and outstanding)	$29.75

Class R6

Net asset value, offering price and redemption price per share, ($204,544,524 ÷ 6,872,604 shares of beneficial interest issued and outstanding)	$29.76

See Notes to Financial Statements.

14

Statement of Operations   (unaudited)

Six Months Ended August 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $56,500 foreign withholding tax)	$1,157,367
Income from securities lending, net (including affiliated income of $11,349)	29,643
Affiliated dividend income	5,876

Total income	1,192,886

Expenses
Management fee	4,295,243
Distribution fee(a)	1,020,792
Transfer agent’s fees and expenses (including affiliated expense of $170,077)(a)	586,477
Registration fees(a)	56,281
Custodian and accounting fees	56,117
Shareholders’ reports	20,109
Trustees’ fees	13,961
Audit fee	12,773
Legal fees and expenses	11,057
SEC registration fees	1,866
Miscellaneous	16,558

Total expenses	6,091,234
Less: Fee waiver and/or expense reimbursement(a)	(191,451)
Distribution fee waiver(a)	(122,015)

Net expenses	5,777,768

Net investment income (loss)	(4,584,882)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $4,722)	43,257,891
Foreign currency transactions	(8,104)

43,249,787

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(5,944))	99,547,382
Foreign currencies	(2,388)

99,544,994

Net gain (loss) on investment and foreign currency transactions	142,794,781

Net Increase (Decrease) In Net Assets Resulting From Operations	$138,209,899

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	732,093	288,699	—	—
Transfer agent’s fees and expenses	277,590	24,763	283,735	389
Registration fees	13,667	8,233	18,435	15,946
Fee waiver and/or expense reimbursement	(39,098)	(4,626)	(117,947)	(29,780)
Distribution fee waiver	(122,015)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    15

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended August 31, 2021	Year Ended February 28, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(4,584,882)	$(6,768,666)
Net realized gain (loss) on investment and foreign currency transactions	43,249,787	156,829,165
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	99,544,994	314,825,601

Net increase (decrease) in net assets resulting from operations	138,209,899	464,886,100

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(39,594,520)
Class C	—	(6,725,448)
Class Z	—	(44,456,131)
Class R6	—	(6,765,090)

	—	(97,541,189)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	182,224,063	434,815,164
Net asset value of shares issued in reinvestment of dividends and distributions	—	91,578,722
Cost of shares purchased	(194,326,422)	(291,946,361)

Net increase (decrease) in net assets from Fund share transactions	(12,102,359)	234,447,525

Total increase (decrease)	126,107,540	601,792,436

Net Assets:

Beginning of period	1,276,145,631	674,353,195

End of period	$1,402,253,171	$1,276,145,631

See Notes to Financial Statements.

16

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.34		$15.84	$14.91	$15.46	$12.42	$11.66
Income (loss) from investment operations:
Net investment income (loss)	(0.11)		(0.18)	(0.11)	(0.08)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.79		10.85	1.97	1.01	4.75	2.07
Total from investment operations	2.68		10.67	1.86	0.93	4.66	2.01
Less Dividends and Distributions:
Distributions from net realized gains	-		(2.17)	(0.93)	(1.48)	(1.62)	(1.25)
Net asset value, end of period	$27.02		$24.34	$15.84	$14.91	$15.46	$12.42
Total Return(b):	11.01%		67.82%	12.47%	6.66%	40.04%	18.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$527,201		$485,590	$292,554	$245,528	$226,316	$176,300
Average net assets (000)	$484,083		$393,844	$283,060	$234,841	$195,791	$184,350
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.04	%(e)	1.07%	1.10%	1.15%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.11	%(e)	1.15%	1.19%	1.27%	1.43%	1.49%
Net investment income (loss)	(0.85	)%(e)	(0.84)%	(0.66)%	(0.52)%	(0.62)%	(0.50)%
Portfolio turnover rate(f)	28%		74%	72%	52%	87%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    17

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$18.25		$12.29	$11.84	$12.67	$10.50	$10.11
Income (loss) from investment operations:
Net investment income (loss)	(0.15)		(0.25)	(0.17)	(0.15)	(0.16)	(0.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.08		8.38	1.55	0.80	3.95	1.77
Total from investment operations	1.93		8.13	1.38	0.65	3.79	1.64
Less Dividends and Distributions:
Distributions from net realized gains	-		(2.17)	(0.93)	(1.48)	(1.62)	(1.25)
Net asset value, end of period	$20.18		$18.25	$12.29	$11.84	$12.67	$10.50
Total Return(b):	10.58%		66.59%	11.73%	5.86%	39.02%	17.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,075		$59,185	$39,542	$66,687	$56,630	$47,095
Average net assets (000)	$57,269		$51,793	$44,576	$60,750	$49,905	$50,235
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.78	%(e)	1.79%	1.82%	1.89%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	1.80	%(e)	1.82%	1.86%	1.95%	2.14%	2.19%
Net investment income (loss)	(1.60	)%(e)	(1.56)%	(1.39)%	(1.26)%	(1.37)%	(1.25)%
Portfolio turnover rate(f)	28%		74%	72%	52%	87%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.76		$17.23	$16.09	$16.52	$13.14	$12.24
Income (loss) from investment operations:
Net investment income (loss)	(0.08)		(0.12)	(0.05)	(0.03)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.07		11.82	2.12	1.08	5.05	2.18
Total from investment operations	2.99		11.70	2.07	1.05	5.00	2.15
Less Dividends and Distributions:
Distributions from net realized gains	-		(2.17)	(0.93)	(1.48)	(1.62)	(1.25)
Net asset value, end of period	$29.75		$26.76	$17.23	$16.09	$16.52	$13.14
Total Return(b):	11.17%		68.34%	12.87%	6.98%	40.46%	18.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$609,433		$593,796	$316,686	$278,810	$162,297	$94,374
Average net assets (000)	$572,258		$453,422	$311,632	$227,690	$116,296	$104,147
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)	0.75%	0.75%	0.82%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.79	%(e)	0.81%	0.83%	0.90%	1.12%	1.18%
Net investment income (loss)	(0.57	)%(e)	(0.52)%	(0.31)%	(0.21)%	(0.37)%	(0.24)%
Portfolio turnover rate(f)	28%		74%	72%	52%	87%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Focused Growth Fund    19

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.76		$17.21	$16.07	$16.49	$13.12	$12.22
Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.11)	(0.04)	(0.02)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.07		11.83	2.11	1.08	5.05	2.19
Total from investment operations	3.00		11.72	2.07	1.06	4.99	2.15
Less Dividends and Distributions:
Distributions from net realized gains	-		(2.17)	(0.93)	(1.48)	(1.62)	(1.25)
Net asset value, end of period	$29.76		$26.76	$17.21	$16.07	$16.49	$13.12
Total Return(b):	11.21%		68.44%	13.01%	7.06%	40.45%	18.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$204,545		$137,574	$22,843	$18,222	$4,688	$594
Average net assets (000)	$166,460		$58,252	$21,320	$11,478	$2,037	$424
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.67	%(e)	0.67%	0.67%	0.73%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	0.71	%(e)	0.75%	0.78%	0.86%	1.53%	1.01%
Net investment income (loss)	(0.48	)%(e)	(0.46)%	(0.23)%	(0.13)%	(0.37)%	(0.29)%
Portfolio turnover rate(f)	28%		74%	72%	52%	87%	58%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Global Dynamic Bond Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison Focused Growth Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Jennison Focused Growth Fund (the “Fund”).

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Jennison Focused Growth Fund    21

Notes to Financial Statements    (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be

22

classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the

PGIM Jennison Focused Growth Fund    23

Notes to Financial Statements    (unaudited) (continued)

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

24

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.67% of the Fund’s average daily net assets up to and including $1 billion, 0.65% of the next $2 billion, 0.63% of the next $2 billion, 0.62% of the next $5 billion and 0.61% of average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the reporting period ended August 31, 2021.

The Manager has contractually agreed, through June 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.75% of average daily net assets for Class Z shares and 0.67% of average daily net assets for Class R6

PGIM Jennison Focused Growth Fund    25

Notes to Financial Statements    (unaudited) (continued)

shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through June 30, 2022 to limit such expenses to 0.25% of the average daily net assets of the Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended August 31, 2021, PIMS received $268,979 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2021, PIMS received $1,443 and $3,727 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

26

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2021, were $356,560,331 and $366,271,058, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 8,104,965	$137,219,660	$141,162,268	$—	$—	$4,162,357	4,162,357	$5,876

PGIM Institutional Money Market Fund (1)(b)(wa)
39,067,234	269,301,941	299,991,896	(5,944)	4,722	8,376,057	8,381,086	11,349	(2)

$47,172,199	$406,521,601	$441,154,164	$(5,944)	$4,722	$12,538,414		$17,225

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Focused Growth Fund    27

Notes to Financial Statements   (unaudited) (continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2021 were as follows:

Tax Basis	$789,486,324

Gross Unrealized Appreciation	627,283,057
Gross Unrealized Depreciation	(3,676,958)

Net Unrealized Appreciation	$623,606,099

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

28

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

		Percentage of
	Number of Shares	Outstanding Shares
Class A	5,329	0.1%
Class C	34	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of	Percentage of	Number of	Percentage of
Shareholders	Outstanding Shares	Shareholders	Outstanding Shares
—	—%	9	67.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2021:
Shares sold	839,493	$20,482,498
Shares purchased	(1,267,609)	(30,826,146)

Net increase (decrease) in shares outstanding before conversion	(428,116)	(10,343,648)
Shares issued upon conversion from other share class(es)	113,840	2,796,170
Shares purchased upon conversion into other share class(es)	(121,367)	(2,990,013)

Net increase (decrease) in shares outstanding	(435,643)	$(10,537,491)

Year ended February 28, 2021:
Shares sold	2,586,281	$54,485,912
Shares issued in reinvestment of dividends and distributions	1,612,208	38,209,325
Shares purchased	(3,168,864)	(65,997,374)

Net increase (decrease) in shares outstanding before conversion	1,029,625	26,697,863
Shares issued upon conversion from other share class(es)	654,165	14,442,968
Shares purchased upon conversion into other share class(es)	(208,175)	(4,192,777)

Net increase (decrease) in shares outstanding	1,475,615	$36,948,054

Class B
Period ended June 26, 2020*:
Shares sold	983	$10,917
Shares purchased	(13,734)	(179,224)

Net increase (decrease) in shares outstanding before conversion	(12,751)	(168,307)
Shares purchased upon conversion into other share class(es)	(209,570)	(2,987,948)

Net increase (decrease) in shares outstanding	(222,321)	$(3,156,255)

PGIM Jennison Focused Growth Fund    29

Notes to Financial Statements   (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2021:
Shares sold	233,022	$4,319,407
Shares purchased	(284,816)	(5,075,601)

Net increase (decrease) in shares outstanding before conversion	(51,794)	(756,194)
Shares purchased upon conversion into other share class(es)	(164,797)	(3,007,924)

Net increase (decrease) in shares outstanding	(216,591)	$(3,764,118)

Year ended February 28, 2021:
Shares sold	988,352	$15,534,411
Shares issued in reinvestment of dividends and distributions	333,299	5,929,389
Shares purchased	(559,536)	(8,520,540)

Net increase (decrease) in shares outstanding before conversion	762,115	12,943,260
Shares purchased upon conversion into other share class(es)	(735,959)	(12,690,474)

Net increase (decrease) in shares outstanding	26,156	$252,786

Class Z
Six months ended August 31, 2021:
Shares sold	3,414,661	$91,136,740
Shares purchased	(4,724,216)	(124,977,630)

Net increase (decrease) in shares outstanding before conversion	(1,309,555)	(33,840,890)
Shares issued upon conversion from other share class(es)	135,641	3,657,941
Shares purchased upon conversion into other share class(es)	(526,743)	(13,567,588)

Net increase (decrease) in shares outstanding	(1,700,657)	$(43,750,537)

Year ended February 28, 2021:
Shares sold	11,073,465	$257,631,633
Shares issued in reinvestment of dividends and distributions	1,562,077	40,676,479
Shares purchased	(9,069,879)	(202,214,275)

Net increase (decrease) in shares outstanding before conversion	3,565,663	96,093,837
Shares issued upon conversion from other share class(es)	284,408	6,066,958
Shares purchased upon conversion into other share class(es)	(47,907)	(1,083,182)

Net increase (decrease) in shares outstanding	3,802,164	$101,077,613

30

Class R6	Shares	Amount
Six months ended August 31, 2021:
Shares sold	2,474,271	$66,285,418
Shares purchased	(1,251,643)	(33,447,045)

Net increase (decrease) in shares outstanding before conversion	1,222,628	32,838,373
Shares issued upon conversion from other share class(es)	509,933	13,113,939
Shares purchased upon conversion into other share class(es)	(101)	(2,525)

Net increase (decrease) in shares outstanding	1,732,460	$45,949,787

Year ended February 28, 2021:
Shares sold	4,169,644	$107,152,291
Shares issued in reinvestment of dividends and distributions	259,736	6,763,529
Shares purchased	(634,545)	(15,034,948)

Net increase (decrease) in shares outstanding before conversion	3,794,835	98,880,872
Shares issued upon conversion from other share class(es)	18,225	444,455

Net increase (decrease) in shares outstanding	3,813,060	$99,325,327

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM Jennison Focused Growth Fund    31

Notes to Financial Statements   (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2021. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $860,667, borrowed at a weighted average interest rate of 1.38%. The maximum loan outstanding amount during the period was $2,496,000. At August 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the

32

particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Growth Style Risk: The Fund’s growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Initial Public Offerings (“IPOs”) Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which

PGIM Jennison Focused Growth Fund    33

Notes to Financial Statements   (unaudited) (continued)

could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Medium Capitalization (Mid-Cap) Company Risk: The Fund’s investments in mid-cap companies carry more risk than investments in larger capitalized companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent on one or

34

a few key people. The market movements of these companies’ securities may be more abrupt or erratic than the market movements of securities of larger, more established companies or the stock market in general. Historically, mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Mid-cap companies generally are comparatively less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like. Also, the stocks of mid-cap companies may fall out of favor relative to those of small- or large-capitalization companies, causing the Fund to underperform other equity funds that focus on small or large-capitalization companies.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund’s may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. A redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Deferred dividend payments could have adverse tax consequences for the Fund and may cause the preferred security to lose substantial value. Preferred securities also may have substantially lower trading volumes and less market depth than many other securities, such as common stock or U.S. Government securities.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Focused Growth Fund    35

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

36

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Focused Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022 after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

[1]	PGIM Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments,

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PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-,five-and ten-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.75% for Class Z shares, and 0.67% for Class R6 shares through June 30, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Focused Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Dino Capasso, Chief Compliance Officer ● Dana E. Cordes, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBMANAGER	PGIM, Inc.	655 Broad Street
Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue
New York, NY 10017

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	SPFAX	SPFCX	SPFZX	PSGQX

CUSIP	74440K504	74440K702	74440K868	7444OK751

MF500E2

PGIM QMA LARGE-CAP VALUE FUND

EFFECTIVE DECEMBER 29, 2021, THE FUND’S NEW NAME WILL BE PGIM QUANT SOLUTIONS LARGE-CAP VALUE FUND.

SEMIANNUAL REPORT

AUGUST 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Value Fund

October 15, 2021

PGIM QMA Large-Cap Value Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 8/31/21
	(without sales charges)		(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	14.43	43.91	8.14	10.38	—

Class C	13.88	49.67	8.36	10.07	—

Class R	14.39	52.08	9.17	N/A	7.67 (06/19/2015)

Class Z	14.70	52.86	9.73	11.32	—

Class R6	14.70	52.71	N/A	N/A	7.75 (04/26/2017)

Russell 1000 Value Index	14.52	36.44	11.68	13.03	—

S&P 500 Index

	19.51	31.16	18.01	16.33	—

Average Annual Total Returns as of 8/31/21 Since Inception (%)

	Class R (06/19/2015)	Class R6 (04/26/2017)

Russell 1000 Value Index	10.52	11.19

S&P 500 Index	15.80	18.11

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Large-Cap Value Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 8/31/21

Ten Largest Holdings	Line of Business	% of Net Assets

JPMorgan Chase & Co.	Banks	2.7%

Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	2.5%

Bank of America Corp.	Banks	2.1%

Verizon Communications, Inc.	Diversified Telecommunication Services	1.7%

Johnson & Johnson	Pharmaceuticals	1.6%

Intel Corp.	Semiconductors & Semiconductor Equipment	1.6%

AT&T, Inc.	Diversified Telecommunication Services	1.5%

Comcast Corp. (Class A Stock)	Media	1.4%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.4%

Citigroup, Inc.	Banks	1.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM QMA Large-Cap Value Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Value Fund		Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,144.30	1.09%	$ 5.89

	Hypothetical	$1,000.00	$1,019.71	1.09%	$ 5.55

Class C	Actual	$1,000.00	$1,138.80	2.10%	$11.32

	Hypothetical	$1,000.00	$1,014.62	2.10%	$10.66

Class R	Actual	$1,000.00	$1,143.90	1.31%	$ 7.08

	Hypothetical	$1,000.00	$1,018.60	1.31%	$ 6.67

Class Z	Actual	$1,000.00	$1,147.00	0.80%	$ 4.33

	Hypothetical	$1,000.00	$1,021.17	0.80%	$ 4.08

Class R6	Actual	$1,000.00	$1,147.00	0.80%	$ 4.33

	Hypothetical	$1,000.00	$1,021.17	0.80%	$ 4.08

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.2%

Aerospace & Defense 1.0%

General Dynamics Corp.	8,100	$1,622,511
L3Harris Technologies, Inc.	2,500	582,525
Raytheon Technologies Corp.	16,201	1,373,197

		3,578,233

Air Freight & Logistics 0.7%

FedEx Corp.	9,500	2,524,055

Auto Components 0.5%

BorgWarner, Inc.	38,300	1,634,644
Lear Corp.	600	95,964

		1,730,608

Automobiles 1.8%

Ford Motor Co.*	238,410	3,106,482
General Motors Co.*	67,696	3,317,781
Thor Industries, Inc.	1,800	204,174

		6,628,437

Banks 12.8%

Bank of America Corp.	182,711	7,628,184
BOK Financial Corp.	3,900	343,395
Citigroup, Inc.	67,304	4,839,831
Citizens Financial Group, Inc.	29,104	1,274,464
Comerica, Inc.	6,500	480,415
Fifth Third Bancorp	63,154	2,454,164
First Horizon Corp.	27,400	449,086
FNB Corp.	11,300	131,984
Huntington Bancshares, Inc.	15,000	232,950
JPMorgan Chase & Co.	61,364	9,815,171
KeyCorp	77,190	1,568,501
M&T Bank Corp.	8,246	1,154,522
PacWest Bancorp	4,000	170,200
PNC Financial Services Group, Inc. (The)	18,597	3,553,887
Popular, Inc. (Puerto Rico)	8,500	645,490
Prosperity Bancshares, Inc.	10,400	726,752
Regions Financial Corp.	72,911	1,489,572
Synovus Financial Corp.	2,200	94,820
Truist Financial Corp.	62,268	3,553,012
U.S. Bancorp	40,909	2,347,768

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    9

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Wells Fargo & Co.	77,832	$3,556,922
Wintrust Financial Corp.	3,400	254,456
Zions Bancorp NA	7,100	411,090

		47,176,636

Beverages 0.6%

Molson Coors Beverage Co. (Class B Stock)(a)	47,682	2,266,326

Biotechnology 1.4%

Gilead Sciences, Inc.	41,300	3,005,814
Sage Therapeutics, Inc.*	45,400	2,097,934

		5,103,748

Building Products 0.0%

Owens Corning	800	76,440

Capital Markets 4.9%

Bank of New York Mellon Corp. (The)	54,810	3,026,608
BlackRock, Inc.	200	188,658
Goldman Sachs Group, Inc. (The)	10,990	4,544,475
Invesco Ltd.	53,060	1,343,479
Janus Henderson Group PLC	2,200	95,392
Jefferies Financial Group, Inc.	44,900	1,659,504
Morgan Stanley	41,062	4,288,105
State Street Corp.	30,418	2,826,136

		17,972,357

Chemicals 3.8%

Corteva, Inc.	54,800	2,409,556
Dow, Inc.	18,900	1,188,810
DuPont de Nemours, Inc.	38,136	2,822,827
International Flavors & Fragrances, Inc.	9,700	1,469,550
LyondellBasell Industries NV (Class A Stock)	25,174	2,526,211
Mosaic Co. (The)	75,676	2,435,253
Westlake Chemical Corp.	13,100	1,144,285

		13,996,492

Communications Equipment 0.6%

Cisco Systems, Inc.	36,300	2,142,426

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance 1.8%

Ally Financial, Inc.	48,034	$2,540,999
Capital One Financial Corp.	20,641	3,425,787
Synchrony Financial	16,795	835,551

		6,802,337

Containers & Packaging 0.9%

International Paper Co.	12,500	751,125
Westrock Co.	48,122	2,504,269

		3,255,394

Distributors 0.0%

LKQ Corp.*	2,400	126,456

Diversified Financial Services 3.0%

Berkshire Hathaway, Inc. (Class B Stock)*	32,398	9,258,376
Equitable Holdings, Inc.	36,680	1,137,447
Voya Financial, Inc.	8,423	547,327

		10,943,150

Diversified Telecommunication Services 3.8%

AT&T, Inc.	205,603	5,637,634
Lumen Technologies, Inc.(a)	183,341	2,255,095
Verizon Communications, Inc.	110,916	6,100,380

		13,993,109

Electric Utilities 5.8%

American Electric Power Co., Inc.	19,400	1,737,658
Avangrid, Inc.(a)	17,000	929,050
Duke Energy Corp.	28,869	3,021,430
Edison International	44,700	2,585,448
Entergy Corp.	14,500	1,603,845
Evergy, Inc.	15,200	1,040,440
Exelon Corp.	62,741	3,075,564
NextEra Energy, Inc.	9,000	755,910
OGE Energy Corp.	38,400	1,359,744
Pinnacle West Capital Corp.	16,600	1,276,540
PPL Corp.	88,078	2,585,089
Southern Co. (The)	20,200	1,327,746

		21,298,464

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    11

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.1%

Arrow Electronics, Inc.*	19,600	$2,375,912
Avnet, Inc.	41,669	1,685,928

		4,061,840

Energy Equipment & Services 0.1%

NOV, Inc.*	21,400	281,838

Entertainment 0.9%

Walt Disney Co. (The)*	18,200	3,299,660

Equity Real Estate Investment Trusts (REITs) 1.6%

Cousins Properties, Inc.	21,100	813,616
Hudson Pacific Properties, Inc.	10,300	271,714
Medical Properties Trust, Inc.	39,700	813,056
SL Green Realty Corp.(a)	29,450	2,063,856
Vornado Realty Trust	35,700	1,495,116

Weyerhaeuser Co.	15,500	558,000

		6,015,358

Food & Staples Retailing 2.0%

Kroger Co. (The)	61,364	2,824,585
Walgreens Boots Alliance, Inc.	57,165	2,901,124
Walmart, Inc.	11,152	1,651,611

		7,377,320

Food Products 3.1%

Archer-Daniels-Midland Co.	18,100	1,086,000
Conagra Brands, Inc.	36,100	1,195,632
General Mills, Inc.	25,800	1,491,498
Ingredion, Inc.	4,000	351,440
J.M. Smucker Co. (The)	17,400	2,151,858
Kraft Heinz Co. (The)	70,222	2,527,290
Pilgrim’s Pride Corp.*	9,200	256,128
Tyson Foods, Inc. (Class A Stock)	32,200	2,528,344

		11,588,190

Gas Utilities 0.2%

UGI Corp.	15,400	713,174

Health Care Equipment & Supplies 0.9%

Becton, Dickinson & Co.	2,200	553,740

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Danaher Corp.	3,900	$1,264,224
Medtronic PLC	11,206	1,495,777

		3,313,741

Health Care Providers & Services 5.8%

Anthem, Inc.	5,800	2,175,754
Centene Corp.*	43,800	2,758,524
Cigna Corp.	16,549	3,502,596
CVS Health Corp.	48,887	4,223,348
Laboratory Corp. of America Holdings*	8,900	2,700,082
Quest Diagnostics, Inc.	1,500	229,245
UnitedHealth Group, Inc.	10,400	4,329,208
Universal Health Services, Inc. (Class B Stock)	9,300	1,448,568

		21,367,325

Hotels, Restaurants & Leisure 0.1%

McDonald’s Corp.	1,827	433,839

Household Durables 2.3%

Lennar Corp. (Class A Stock)	25,881	2,777,290
Mohawk Industries, Inc.*	11,800	2,333,568
PulteGroup, Inc.	13,900	748,654
Toll Brothers, Inc.	38,500	2,466,310

		8,325,822

Household Products 1.1%

Procter & Gamble Co. (The)	28,272	4,025,650

Insurance 6.6%

Aflac, Inc.	50,533	2,864,210
Allstate Corp. (The)	21,597	2,921,642
American Financial Group, Inc.	3,200	441,408
American International Group, Inc.	36,085	1,968,798
Arch Capital Group Ltd.*	5,300	217,830
Chubb Ltd.	19,808	3,643,087
Everest Re Group Ltd.	600	158,940
Fidelity National Financial, Inc.	5,200	253,916
First American Financial Corp.	20,600	1,452,918
Hartford Financial Services Group, Inc. (The)	38,849	2,611,430
MetLife, Inc.	48,819	3,026,778
Old Republic International Corp.	40,400	1,050,400
Principal Financial Group, Inc.	7,489	500,340

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    13

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Progressive Corp. (The)	1,800	$173,412
Travelers Cos., Inc. (The)	18,214	2,908,958

		24,194,067

Interactive Media & Services 0.6%

Alphabet, Inc. (Class A Stock)*	400	1,157,580
Alphabet, Inc. (Class C Stock)*	300	872,772

		2,030,352

Internet & Direct Marketing Retail 0.5%

Qurate Retail, Inc. (Class A Stock)	173,043	1,908,664

IT Services 0.7%

Fidelity National Information Services, Inc.	6,600	843,282
International Business Machines Corp.	11,200	1,571,808

		2,415,090

Life Sciences Tools & Services 0.7%

Bio-Rad Laboratories, Inc. (Class A Stock)*	1,500	1,207,230
Thermo Fisher Scientific, Inc.	2,400	1,331,880

		2,539,110

Machinery 0.5%

Cummins, Inc.	300	70,794
Gates Industrial Corp. PLC*	7,600	124,488
PACCAR, Inc.	15,630	1,279,628
Westinghouse Air Brake Technologies Corp.	4,600	413,034

		1,887,944

Marine 0.3%

Kirby Corp.*	23,200	1,243,288

Media 3.8%

Comcast Corp. (Class A Stock)	87,882	5,332,680
Discovery, Inc. (Class A Stock)*(a)	35,000	1,009,400
Discovery, Inc. (Class C Stock)*	39,300	1,084,287
DISH Network Corp. (Class A Stock)*	55,100	2,401,809
Fox Corp. (Class A Stock)	30,200	1,130,688
Fox Corp. (Class B Stock)	29,300	1,014,659
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	4,785	236,857

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	6,420	$316,827
Nexstar Media Group, Inc. (Class A Stock)	400	59,900
ViacomCBS, Inc. (Class B Stock)	37,300	1,546,085

		14,133,192

Metals & Mining 2.2%

Newmont Corp.(a)	27,500	1,594,725
Nucor Corp.	23,337	2,743,498
Reliance Steel & Aluminum Co.	11,659	1,749,316
United States Steel Corp.(a)	79,800	2,134,650

		8,222,189

Mortgage Real Estate Investment Trusts (REITs) 1.0%

AGNC Investment Corp.	72,120	1,176,277
Annaly Capital Management, Inc.	147,200	1,279,168
New Residential Investment Corp.	74,650	815,178
Starwood Property Trust, Inc.	21,300	549,540

		3,820,163

Multiline Retail 0.8%

Dollar Tree, Inc.*	10,400	941,616
Kohl’s Corp.	34,700	1,991,780

		2,933,396

Multi-Utilities 3.0%

Consolidated Edison, Inc.	34,500	2,603,025
Dominion Energy, Inc.(a)	8,800	684,992
DTE Energy Co.	21,500	2,587,310
Public Service Enterprise Group, Inc.	38,500	2,461,690
Sempra Energy	21,700	2,872,212

		11,209,229

Oil, Gas & Consumable Fuels 4.4%

Antero Midstream Corp.	58,200	559,302
Chevron Corp.	33,638	3,255,149
ConocoPhillips	23,015	1,278,023
Diamondback Energy, Inc.	16,900	1,303,666
EOG Resources, Inc.	25,700	1,735,264
Exxon Mobil Corp.	94,071	5,128,751
Kinder Morgan, Inc.	95,400	1,552,158

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    15

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Marathon Oil Corp.	41,896	$492,278
Marathon Petroleum Corp.	11,840	701,757
Pioneer Natural Resources Co.	1,200	179,604

		16,185,952

Pharmaceuticals 3.6%

Bristol-Myers Squibb Co.	8,900	595,054
Johnson & Johnson	34,720	6,011,074
Merck & Co., Inc.	17,400	1,327,446
Pfizer, Inc.	82,886	3,818,558
Viatris, Inc.	91,900	1,344,497

		13,096,629

Real Estate Management & Development 0.2%

Jones Lang LaSalle, Inc.*	3,500	848,505

Road & Rail 1.3%

Knight-Swift Transportation Holdings, Inc.	46,900	2,435,517
Ryder System, Inc.	15,474	1,230,028
Schneider National, Inc. (Class B Stock)	41,800	942,172

		4,607,717

Semiconductors & Semiconductor Equipment 2.6%

Intel Corp.	110,564	5,977,090
Micron Technology, Inc.*	46,703	3,442,011

		9,419,101

Software 0.3%

salesforce.com, Inc.*	4,600	1,220,242

Specialty Retail 0.9%

AutoNation, Inc.*	6,100	665,449
Foot Locker, Inc.	13,300	753,977
Penske Automotive Group, Inc.	21,700	1,951,481

		3,370,907

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 1.3%

Hewlett Packard Enterprise Co.	170,463	$2,635,358
Xerox Holdings Corp.	96,000	2,160,960

		4,796,318

Thrifts & Mortgage Finance 0.5%

MGIC Investment Corp.	70,000	1,068,900
New York Community Bancorp, Inc.(a)	72,200	903,944

		1,972,844

Tobacco 0.2%

Philip Morris International, Inc.	6,343	653,329

Trading Companies & Distributors 0.6%

Air Lease Corp.	54,126	2,150,967

TOTAL COMMON STOCKS (cost $269,790,311)		365,277,620

EXCHANGE-TRADED FUND 0.3%
iShares Russell 1000 Value ETF(a) (cost $836,590)	7,300	1,190,557

TOTAL LONG-TERM INVESTMENTS (cost $270,626,901)		366,468,177

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	980,404	980,404
PGIM Institutional Money Market Fund (cost $12,613,822; includes $12,613,147 of cash collateral for securities on loan)(b)(wa)	12,623,203	12,615,629

TOTAL SHORT-TERM INVESTMENTS (cost $13,594,226)		13,596,033

TOTAL INVESTMENTS 103.2% (cost $284,221,127)		380,064,210
Liabilities in excess of other assets (3.2)%		(11,868,401)

NET ASSETS 100.0%		$368,195,809

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    17

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,485,007; cash collateral of $12,613,147 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$3,578,233	$—	$—
Air Freight & Logistics	2,524,055	—	—
Auto Components	1,730,608	—	—
Automobiles	6,628,437	—	—
Banks	47,176,636	—	—
Beverages	2,266,326	—	—
Biotechnology	5,103,748	—	—
Building Products	76,440	—	—
Capital Markets	17,972,357	—	—
Chemicals	13,996,492	—	—
Communications Equipment	2,142,426	—	—
Consumer Finance	6,802,337	—	—
Containers & Packaging	3,255,394	—	—
Distributors	126,456	—	—
Diversified Financial Services	10,943,150	—	—
Diversified Telecommunication Services	13,993,109	—	—
Electric Utilities	21,298,464	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$4,061,840	$—	$—
Energy Equipment & Services	281,838	—	—
Entertainment	3,299,660	—	—
Equity Real Estate Investment Trusts (REITs)	6,015,358	—	—
Food & Staples Retailing	7,377,320	—	—
Food Products	11,588,190	—	—
Gas Utilities	713,174	—	—
Health Care Equipment & Supplies	3,313,741	—	—
Health Care Providers & Services	21,367,325	—	—
Hotels, Restaurants & Leisure	433,839	—	—
Household Durables	8,325,822	—	—
Household Products	4,025,650	—	—
Insurance	24,194,067	—	—
Interactive Media & Services	2,030,352	—	—
Internet & Direct Marketing Retail	1,908,664	—	—
IT Services	2,415,090	—	—
Life Sciences Tools & Services	2,539,110	—	—
Machinery	1,887,944	—	—
Marine	1,243,288	—	—
Media	14,133,192	—	—
Metals & Mining	8,222,189	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,820,163	—	—
Multiline Retail	2,933,396	—	—
Multi-Utilities	11,209,229	—	—
Oil, Gas & Consumable Fuels	16,185,952	—	—
Pharmaceuticals	13,096,629	—	—
Real Estate Management & Development	848,505	—	—
Road & Rail	4,607,717	—	—
Semiconductors & Semiconductor Equipment	9,419,101	—	—
Software	1,220,242	—	—
Specialty Retail	3,370,907	—	—
Technology Hardware, Storage & Peripherals	4,796,318	—	—
Thrifts & Mortgage Finance	1,972,844	—	—
Tobacco	653,329	—	—
Trading Companies & Distributors	2,150,967	—	—
Exchange-Traded Fund	1,190,557	—	—
Short-Term Investments
Affiliated Mutual Funds	13,596,033	—	—

Total	$380,064,210	$—	$—

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    19

Schedule of Investments (unaudited) (continued)

as of August 31, 2021

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2021 were as follows:

Banks	12.8%
Insurance	6.6
Health Care Providers & Services	5.8
Electric Utilities	5.8
Capital Markets	4.9
Oil, Gas & Consumable Fuels	4.4
Media	3.8
Chemicals	3.8
Diversified Telecommunication Services	3.8
Affiliated Mutual Funds (3.4% represents investments purchased with collateral from securities on loan)	3.7
Pharmaceuticals	3.6
Food Products	3.1
Multi-Utilities	3.0
Diversified Financial Services	3.0
Semiconductors & Semiconductor Equipment	2.6
Household Durables	2.3
Metals & Mining	2.2
Food & Staples Retailing	2.0
Consumer Finance	1.8
Automobiles	1.8
Equity Real Estate Investment Trusts (REITs)	1.6
Biotechnology	1.4
Technology Hardware, Storage & Peripherals	1.3
Road & Rail	1.3
Electronic Equipment, Instruments & Components	1.1
Household Products	1.1
Mortgage Real Estate Investment Trusts (REITs)	1.0
Aerospace & Defense	1.0
Specialty Retail	0.9
Health Care Equipment & Supplies	0.9

Entertainment	0.9%
Containers & Packaging	0.9
Multiline Retail	0.8
Life Sciences Tools & Services	0.7
Air Freight & Logistics	0.7
IT Services	0.7
Beverages	0.6
Trading Companies & Distributors	0.6
Communications Equipment	0.6
Interactive Media & Services	0.6
Thrifts & Mortgage Finance	0.5
Internet & Direct Marketing Retail	0.5
Machinery	0.5
Auto Components	0.5
Marine	0.3
Software	0.3
Exchange-Traded Fund	0.3
Real Estate Management & Development	0.2
Gas Utilities	0.2
Tobacco	0.2
Hotels, Restaurants & Leisure	0.1
Energy Equipment & Services	0.1
Distributors	0.0 *
Building Products	0.0 *

103.2
Liabilities in excess of other assets	(3.2)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

20

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$12,485,007	$(12,485,007)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    21

Statement of Assets and Liabilities (unaudited)

as of August 31, 2021

Assets

Investments at value, including securities on loan of $12,485,007:
Unaffiliated investments (cost $270,626,901)	$366,468,177
Affiliated investments (cost $13,594,226)	13,596,033
Dividends receivable	957,641
Receivable for Fund shares sold	302,801
Prepaid expenses and other assets	34,942

Total Assets	381,359,594

Liabilities

Payable to broker for collateral for securities on loan	12,613,147
Management fee payable	194,160
Payable for Fund shares purchased	184,753
Distribution fee payable	112,798
Affiliated transfer agent fee payable	56,055
Trustees’ fees payable	2,856
Accrued expenses and other liabilities	16

Total Liabilities	13,163,785

Net Assets	$368,195,809

Net assets were comprised of:
Shares of beneficial interest, at par	$24,606
Paid-in capital in excess of par	257,511,995
Total distributable earnings (loss)	110,659,208

Net assets, August 31, 2021	$368,195,809

See Notes to Financial Statements.

22

Class A

Net asset value and redemption price per share, ($36,358,980 ÷ 2,491,222 shares of beneficial interest issued and outstanding)	$14.59
Maximum sales charge (5.50% of offering price)	0.85

Maximum offering price to public	$15.44

Class C
Net asset value, offering price and redemption price per share, ($3,699,964 ÷ 280,089 shares of beneficial interest issued and outstanding)	$13.21

Class R

Net asset value, offering price and redemption price per share, ($241,255,650 ÷ 16,064,592 shares of beneficial interest issued and outstanding)	$15.02

Class Z

Net asset value, offering price and redemption price per share, ($57,162,304 ÷ 3,795,838 shares of beneficial interest issued and outstanding)	$15.06

Class R6

Net asset value, offering price and redemption price per share, ($29,718,911 ÷ 1,973,988 shares of beneficial interest issued and outstanding)	$15.06

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    23

Statement of Operations (unaudited)

Six Months Ended August 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $635 foreign withholding tax)	$4,571,311
Income from securities lending, net (including affiliated income of $1,950)	4,837
Affiliated dividend income	1,072

Total income	4,577,220

Expenses
Management fee	1,522,024
Distribution fee(a)	986,045
Transfer agent’s fees and expenses (including affiliated expense of $167,159)(a)	204,225
Custodian and accounting fees	33,279
Registration fees(a)	29,925
Shareholders’ reports	16,201
Audit fee	12,175
Legal fees and expenses	11,213
Trustees’ fees	6,983
Miscellaneous	23,951

Total expenses	2,846,021
Less: Fee waiver and/or expense reimbursement(a)	(314,644)
Distribution fee waiver(a)	(313,809)

Net expenses	2,217,568

Net investment income (loss)	2,359,652

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $7,168)	33,160,314
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(7,917))	13,090,882

Net gain (loss) on investment transactions	46,251,196

Net Increase (Decrease) In Net Assets Resulting From Operations	$48,610,848

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6

Distribution fee	53,723	17,756	914,566	—	—
Transfer agent’s fees and expenses	20,489	2,443	147,099	34,149	45
Registration fees	6,424	5,008	4,434	7,443	6,616
Fee waiver and/or expense reimbursement	(30,443)	(3,018)	(207,302)	(64,052)	(9,829)
Distribution fee waiver	(8,954)	—	(304,855)	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2021	Year Ended February 28, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,359,652	$5,000,634
Net realized gain (loss) on investment transactions	33,160,314	(17,040,917)
Net change in unrealized appreciation (depreciation) on investments	13,090,882	95,352,530

Net increase (decrease) in net assets resulting from operations	48,610,848	83,312,247

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(512,087)
Class C	—	(28,197)
Class R	—	(3,832,749)
Class Z	—	(1,377,175)
Class R6	—	(8,687)

	—	(5,758,895)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	38,852,330	89,075,510
Net asset value of shares issued in reinvestment of dividends and distributions	—	5,739,371
Cost of shares purchased	(74,894,356)	(64,704,842)

Net increase (decrease) in net assets from Fund share transactions	(36,042,026)	30,110,039

Total increase (decrease)	12,568,822	107,663,391

Net Assets:

Beginning of period	355,626,987	247,963,596

End of period	$368,195,809	$355,626,987

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    25

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2021

			Year Ended February 28/29,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.74		$10.47	$12.19	$14.38	$14.47	$11.17
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.19	0.21	0.22	0.17	0.20
Net realized and unrealized gain (loss) on investment transactions	1.75		2.29	(1.32)	(0.85)	1.12	3.69
Total from investment operations	1.85		2.48	(1.11)	(0.63)	1.29	3.89
Less Dividends and Distributions:
Dividends from net investment income	-		(0.17)	(0.24)	(0.25)	(0.19)	(0.22)
Distributions from net realized gains	-		(0.04)	(0.37)	(1.31)	(1.19)	(0.37)
Total dividends and distributions	-		(0.21)	(0.61)	(1.56)	(1.38)	(0.59)
Net asset value, end of period	$14.59		$12.74	$10.47	$12.19	$14.38	$14.47
Total Return(b):	14.43%		24.05%	(9.86)%	(4.14)%	9.57%	35.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,359		$30,685	$27,769	$28,482	$29,039	$26,109
Average net assets (000)	$35,523		$24,971	$32,667	$29,461	$27,204	$21,438
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.09%	(e)	1.15%	1.13%	1.13%	1.10%	1.07%
Expenses before waivers and/or expense reimbursement	1.31%	(e)	1.37%	1.35%	1.35%	1.32%	1.29%
Net investment income (loss)	1.33%	(e)	1.89%	1.74%	1.66%	1.23%	1.53%
Portfolio turnover rate(f)(g)	34%		53%	56%	76%	72%	126%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

26

Class C Shares
	Six Months Ended August 31, 2021

			Year Ended February 28/29,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.59		$9.56	$11.20	$13.34	$13.53	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.07	0.08	0.11	0.06	0.09
Net realized and unrealized gain (loss) on investment transactions	1.60		2.07	(1.21)	(0.79)	1.04	3.46
Total from investment operations	1.62		2.14	(1.13)	(0.68)	1.10	3.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.07)	(0.14)	(0.15)	(0.10)	(0.13)
Distributions from net realized gains	-		(0.04)	(0.37)	(1.31)	(1.19)	(0.37)
Total dividends and distributions	-		(0.11)	(0.51)	(1.46)	(1.29)	(0.50)
Net asset value, end of period	$13.21		$11.59	$9.56	$11.20	$13.34	$13.53
Total Return(b):	13.88%		22.62%	(10.82)%	(4.88)%	8.72%	34.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,700		$3,165	$3,007	$11,036	$14,054	$14,187
Average net assets (000)	$3,522		$2,561	$4,593	$12,883	$13,571	$11,548
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.10%	(e)	2.29%	2.13%	1.91%	1.88%	1.82%
Expenses before waivers and/or expense reimbursement	2.27%	(e)	2.46%	2.30%	2.08%	2.05%	1.99%
Net investment income (loss)	0.31%	(e)	0.76%	0.70%	0.88%	0.46%	0.78%
Portfolio turnover rate(f)(g)	34%		53%	56%	76%	72%	126%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    27

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended August 31, 2021

			Year Ended February 28/29,
			2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.13		$ 10.78	$12.54	$14.74	$14.79	$11.41
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.17	0.19	0.20	0.15	0.17
Net realized and unrealized gain (loss) on investment transactions	1.81		2.38	(1.36)	(0.87)	1.15	3.76
Total from investment operations	1.89		2.55	(1.17)	(0.67)	1.30	3.93
Less Dividends and Distributions:
Dividends from net investment income	-		(0.16)	(0.22)	(0.22)	(0.16)	(0.18)
Distributions from net realized gains	-		(0.04)	(0.37)	(1.31)	(1.19)	(0.37)
Total dividends and distributions	-		(0.20)	(0.59)	(1.53)	(1.35)	(0.55)
Net asset value, end of period	$15.02		$ 13.13	$10.78	$12.54	$14.74	$14.79
Total Return(b):	14.39%		23.82%	(10.08)%	(4.34)%	9.41%	34.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$241,256		$240,673	$170,352	$212,712	$237,199	$244,779
Average net assets (000)	$241,896		$197,850	$205,065	$226,245	$242,784	$231,775
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.31%	(e)	1.33%	1.33%	1.33%	1.32%	1.32%
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.75%	1.75%	1.75%	1.74%	1.74%
Net investment income (loss)	1.10%	(e)	1.69%	1.53%	1.47%	1.02%	1.29%
Portfolio turnover rate(f)(g)	34%		53%	56%	76%	72%	126%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

28

Class Z Shares
	Six Months Ended August 31, 2021

		Year Ended February 28/29,
		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.13	$10.78	$12.53	$14.73	$14.78	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.23	0.26	0.27	0.22	0.24
Net realized and unrealized gain (loss) on investment transactions	1.81	2.37	(1.35)	(0.87)	1.16	3.76
Total from investment operations	1.93	2.60	(1.09)	(0.60)	1.38	4.00
Less Dividends and Distributions:
Dividends from net investment income	-	(0.21)	(0.29)	(0.29)	(0.24)	(0.25)
Distributions from net realized gains	-	(0.04)	(0.37)	(1.31)	(1.19)	(0.37)
Total dividends and distributions	-	(0.25)	(0.66)	(1.60)	(1.43)	(0.62)
Net asset value, end of period	$15.06	$13.13	$10.78	$12.53	$14.73	$14.78
Total Return(b):	14.70%	24.37%	(9.56)%	(3.77)%	9.94%	35.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,162	$80,486	$46,231	$56,971	$70,569	$102,843
Average net assets (000)	$85,598	$53,264	$54,581	$64,057	$75,603	$97,738
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80%(e)	0.81%	0.80%	0.80%	0.80%	0.82%
Expenses before waivers and/or expense reimbursement	0.95%(e)	0.98%	0.95%	0.95%	0.96%	0.99%
Net investment income (loss)	1.61%(e)	2.17%	2.07%	2.00%	1.53%	1.79%
Portfolio turnover rate(f)(g)	34%	53%	56%	76%	72%	126%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

PGIM QMA Large-Cap Value Fund    29

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended August 31, 2021				April 26, 2017(a) through February 28, 2018
		Year Ended February 28/29,
		2021	2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.13	$10.78	$12.53	$14.74	$14.58
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.23	0.26	0.28	0.19
Net realized and unrealized gain (loss) on investment transactions	1.82	2.37	(1.35)	(0.89)	1.40
Total from investment operations	1.93	2.60	(1.09)	(0.61)	1.59
Less Dividends and Distributions:
Dividends from net investment income	-	(0.21)	(0.29)	(0.29)	(0.24)
Distributions from net realized gains	-	(0.04)	(0.37)	(1.31)	(1.19)
Total dividends and distributions	-	(0.25)	(0.66)	(1.60)	(1.43)
Net asset value, end of period	$15.06	$13.13	$10.78	$12.53	$14.74
Total Return(c):	14.70%	24.37%	(9.56)%	(3.85)%	11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,719	$618	$356	$26,223	$36,526
Average net assets (000)	$10,865	$362	$7,619	$31,006	$33,613
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%(f)	0.81%	0.80%	0.80%	0.80%(f)
Expenses before waivers and/or expense reimbursement	0.98%(f)	4.98%	1.02%	0.89%	0.90%(f)
Net investment income (loss)	1.51%(f)	2.15%	2.12%	2.01%	1.54%(f)
Portfolio turnover rate(g)(h)	34%	53%	56%	76%	72%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Financial Statements.

30

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Global Dynamic Bond Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison Focused Growth Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Value Fund (the “Fund”).

The investment objective of the Fund is long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM QMA Large-Cap Value Fund    31

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

32

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the

PGIM QMA Large-Cap Value Fund    33

Notes to Financial Statements (unaudited) (continued)

period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

34

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (formerly known as QMA LLC) (“PGIM Quantitative Solutions”). The Manager pays for the services of PGIM Quantitative Solutions.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion and 0.75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended August 31, 2021.

The Manager has contractually agreed, through June 30, 2022, to waive and/or reimburse up to 0.17% of fees and expenses from the Fund to the extent that the Fund’s net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund’s average daily assets on an annualized basis. This contractual limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 0.75% of the average daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has contractually agreed through June 30, 2022 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

For the reporting period ended August 31, 2021, PIMS received $26,964 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended

PGIM QMA Large-Cap Value Fund    35

Notes to Financial Statements (unaudited) (continued)

August 31, 2021, PIMS received $2,362 and $45 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2021, were $125,943,575 and $158,576,971, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2021, is presented as follows:

36

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$2,574,803	$22,401,853	$23,996,252	$—	$—	$980,404	980,404	$1,072

PGIM Institutional Money Market Fund (1)(b)(wa)
5,554,240	66,109,872	59,047,734	(7,917)	7,168	12,615,629	12,623,203	1,950	(2)

$8,129,043	$88,511,725	$83,043,986	$(7,917)	$7,168	$13,596,033		$3,022

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2021 were as follows:

Tax Basis	$289,429,672

Gross Unrealized Appreciation	96,589,636
Gross Unrealized Depreciation	(5,955,098)

Net Unrealized Appreciation	$90,634,538

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2021 of approximately $16,164,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a

PGIM QMA Large-Cap Value Fund    37

Notes to Financial Statements (unaudited) (continued)

contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of August 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares

Class A	795	0.1%

Class R	16,064,592	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares

1	65.5%	2	25.1%

38

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2021:
Shares sold	264,150	$3,759,303
Shares purchased	(164,355)	(2,319,738)

Net increase (decrease) in shares outstanding before conversion	99,795	1,439,565
Shares issued upon conversion from other share class(es)	5,779	82,055
Shares purchased upon conversion into other share class(es)	(22,114)	(313,871)

Net increase (decrease) in shares outstanding	83,460	$1,207,749

Year ended February 28, 2021:
Shares sold	206,058	$2,141,666
Shares issued in reinvestment of dividends and distributions	43,635	500,490
Shares purchased	(538,311)	(5,331,771)

Net increase (decrease) in shares outstanding before conversion	(288,618)	(2,689,615)
Shares issued upon conversion from other share class(es)	50,568	481,153
Shares purchased upon conversion into other share class(es)	(5,969)	(67,670)

Net increase (decrease) in shares outstanding	(244,019)	$(2,276,132)

Class B
Period ended June 26, 2020*:
Shares purchased	(7,783)	$(62,581)

Net increase (decrease) in shares outstanding before conversion	(7,783)	(62,581)
Shares purchased upon conversion into other share class(es)	(18,196)	(146,802)

Net increase (decrease) in shares outstanding	(25,979)	$(209,383)

Class C
Six months ended August 31, 2021:
Shares sold	53,592	$703,398
Shares purchased	(33,487)	(430,624)

Net increase (decrease) in shares outstanding before conversion	20,105	272,774
Shares purchased upon conversion into other share class(es)	(13,010)	(165,525)

Net increase (decrease) in shares outstanding	7,095	$107,249

Year ended February 28, 2021:
Shares sold	111,687	$1,085,596
Shares issued in reinvestment of dividends and distributions	2,629	27,477
Shares purchased	(141,482)	(1,275,822)

Net increase (decrease) in shares outstanding before conversion	(27,166)	(162,749)
Shares purchased upon conversion into other share class(es)	(14,366)	(149,959)

Net increase (decrease) in shares outstanding	(41,532)	$(312,708)

Class R
Six months ended August 31, 2021:
Shares sold	422,659	$6,161,547
Shares purchased	(2,691,310)	(37,957,250)

Net increase (decrease) in shares outstanding	(2,268,651)	$(31,795,703)

Year ended February 28, 2021:
Shares sold	6,466,834	$54,105,385
Shares issued in reinvestment of dividends and distributions	324,260	3,832,749
Shares purchased	(4,257,045)	(44,742,906)

Net increase (decrease) in shares outstanding	2,534,049	$13,195,228

PGIM QMA Large-Cap Value Fund    39

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2021:
Shares sold	1,553,823	$22,603,903
Shares purchased	(825,821)	(12,228,846)

Net increase (decrease) in shares outstanding before conversion	728,002	10,375,057
Shares issued upon conversion from other share class(es)	30,899	450,432
Shares purchased upon conversion into other share class(es)	(3,093,259)	(46,065,436)

Net increase (decrease) in shares outstanding	(2,334,358)	$(35,239,947)

Year ended February 28, 2021:
Shares sold	3,056,448	$31,498,868
Shares issued in reinvestment of dividends and distributions	116,001	1,369,969
Shares purchased	(1,312,222)	(13,155,910)

Net increase (decrease) in shares outstanding before conversion	1,860,227	19,712,927
Shares issued upon conversion from other share class(es)	7,701	89,861
Shares purchased upon conversion into other share class(es)	(27,800)	(263,730)

Net increase (decrease) in shares outstanding	1,840,128	$19,539,058

Class R6
Six months ended August 31, 2021:
Shares sold	380,051	$5,624,179
Shares purchased	(1,542,805)	(21,957,898)

Net increase (decrease) in shares outstanding before conversion	(1,162,754)	(16,333,719)
Shares issued upon conversion from other share class(es)	3,090,240	46,020,870
Shares purchased upon conversion into other share class(es)	(574)	(8,525)

Net increase (decrease) in shares outstanding	1,926,912	$29,678,626

Year ended February 28, 2021:
Shares sold	22,156	$243,995
Shares issued in reinvestment of dividends and distributions	736	8,686
Shares purchased	(14,405)	(135,852)

Net increase (decrease) in shares outstanding before conversion	8,487	116,829
Shares issued upon conversion from other share class(es)	5,593	57,147

Net increase (decrease) in shares outstanding	14,080	$173,976

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

40

SCA
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2021. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $11,046,000, borrowed at a weighted average interest rate of 1.40%. The maximum loan outstanding amount during the period was $22,693,000. At August 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information .

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a

PGIM QMA Large-Cap Value Fund    41

Notes to Financial Statements (unaudited) (continued)

sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and

42

government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM QMA Large-Cap Value Fund    43

Notes to Financial Statements (unaudited) (continued)

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

11. Subsequent Event

Effective September 28, 2021, QMA LLC will be changing its name to PGIM Quantitative Solutions LLC. Effective December 29, 2021, the Fund’s name will change from PGIM QMA Large-Cap Value Fund to PGIM Quant Solutions Large-Cap Value Fund.

44

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Muni High Income Fund	45

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quant Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative

[1]	PGIM QMA Large-Cap Value Fund is a series of Prudential Investment Portfolios 3.

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM

Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a

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reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative

PGIM QMA Large-Cap Value Fund

Approval of Advisory Agreements (continued)

Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2020.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to evaluate performance, and the Peer Group, which was used to evaluate fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

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•

The Board considered PGIM Investments’ assertions that the Fund’s underperformance was primarily driven by the magnitude of the Fund’s bias toward the value style factor; and that the value style factor underperformed the broader market, which was further exacerbated due to the economic uncertainty surrounding the COVID-19 crisis, as investors linked value stocks to the outlook of a post-pandemic recovery.

•

The Board considered PGIM Investments’ assertions that the value style factor meaningfully recovered in the fourth quarter of 2020, resulting in the Fund posting strong results versus its benchmark and peers; and that relative returns are expected to continue to improve as markets normalize. In this regard, the Board considered that the Fund outperformed its benchmark index and peer group for the fourth quarter of 2020 and first quarter of 2021 (ranking in the 3rd percentile during each quarter) and outperformed its benchmark index and peer group (ranking in the 17th percentile) for the one-year period ended March 31, 2021.

•

The Board further considered PGIM Investments’ assertion that while the current market environment has been extremely challenging to the Fund’s investment style, it is encouraged by PGIM Quantitative Solutions’ track record before the current market environment and during periods where the Fund’s value style factor exposure has delivered outsized gains. The Board noted that PGIM Investments views the recent performance challenges as temporary and agreed to continue to monitor the performance of the Fund.

•

The Board and PGIM Investments agreed to retain the existing contractual expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*  *  *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Large-Cap Value Fund

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Dana E. Cordes, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP VALUE FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	SUVAX	SUVCX	PRVRX	SUVZX	SUVQX

CUSIP	74440K108	74440K306	74440K736	74440K405	74440K538

MF502E2

PGIM STRATEGIC BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2       Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for PGIM Strategic Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2021.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Strategic Bond Fund

October 15, 2021

PGIM Strategic Bond Fund      3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 8/31/21
		(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	2.73	1.76	5.22	5.25 (07/09/2015)

Class C	2.44	3.40	5.12	5.02 (07/09/2015)

Class Z	3.00	5.55	6.27	6.15 (07/09/2015)

Class R6	3.01	5.68	N/A	6.03 (04/26/2017)

Bloomberg Intermediate US Aggregate Bond Index

	0.64	0.10	2.61	—

Average Annual Total Returns as of 8/31/21 Since Inception (%)
	Class A, Class C, Class Z	Class R6
	(07/09/2015)	(04/26/2017)

Bloomberg Intermediate US Aggregate Bond Index	2.84	3.16

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Intermediate US Aggregate Bond Index—The Bloomberg Intermediate US Aggregate Bond Index is the intermediate component of the Bloomberg US Aggregate Bond Index, which is unmanaged and represents securities that are SEC registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with maturities from 1 year up to, but not including, 10 years for all sectors except for Securitized, which does not have a maximum weighted average maturity or remaining average life constraint.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Strategic Bond Fund      5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/21 (%)

AAA	20.8

AA	4.1

A	3.8

BBB	18.8

BB	21.5

B	14.3

CCC	3.8

CC	0.2

NR	7.5

Cash/Cash Equivalents	5.2
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/21
	Total Distributions Paid for	SEC 30-Day Subsidized	SEC 30-Day Unsubsidized
	Six Months ($)	Yield* (%)	Yield** (%)

Class A	0.19	2.21	2.19

Class C	0.15	1.54	1.52

Class Z	0.21	2.63	2.50

Class R6	0.21	2.66	2.58

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6       Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2021. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Strategic Bond Fund      7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Strategic Bond Fund		Beginning Account Value March 1, 2021	Ending Account Value August 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual Hypothetical	$1,000.00 $1,000.00	$1,027.30 $1,020.37	0.96% 0.96%	$4.91 $4.89

Class C	Actual Hypothetical	$1,000.00 $1,000.00	$1,024.40 $1,016.59	1.71% 1.71%	$8.73 $8.69

Class Z	Actual Hypothetical	$1,000.00 $1,000.00	$1,030.00 $1,022.08	0.62% 0.62%	$3.17 $3.16

Class R6	Actual Hypothetical	$1,000.00 $1,000.00	$1,030.10 $1,022.23	0.59% 0.59%	$3.02 $3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8       Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of August 31, 2021

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.7%

ASSET-BACKED SECURITIES 10.7%

Automobiles 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%		09/22/25		5,000	$5,022,820
Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120		12/27/27		800	812,431
Series 2021-02A, Class C, 144A	2.520		12/27/27		500	508,973
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784		01/25/28		769	821,045
Series 2020-02, Class F, 144A	5.763		02/25/28		700	726,174
Series 2021-01, Class E, 144A	2.365		09/25/28		542	542,024
Series 2021-02, Class F, 144A	4.393		12/26/28		600	600,949
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280		03/15/27		1,000	1,017,869

						10,052,285
Collateralized Loan Obligations 8.5%
Anchorage Capital CLO Ltd. (Ireland),
Series 01X, Class A2	1.500		01/15/31	EUR	3,000	3,550,407
Anchorage Credit Opportunities CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)	2.084	(c)	01/20/32		7,000	7,021,935
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.250	(c)	04/15/30	EUR	4,450	5,254,222
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500		11/15/31	EUR	250	295,749
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.474	(c)	10/21/32		9,000	9,011,700
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.100	(c)	01/24/33	EUR	10,000	11,834,826
Battalion CLO Ltd.,
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.204	(c)	05/17/31		11,250	11,250,397
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	1.466	(c)	10/15/32		2,000	2,001,600

See Notes to Financial Statements.

PGIM Strategic Bond Fund      9

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.484%(c)	01/17/28		500	$500,353
Carlyle Euro CLO DAC (Ireland),
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.300(c)	08/15/30	EUR	5,000	5,899,585
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.650(c)	03/15/32	EUR	8,250	9,747,119
CBAM Ltd. (Cayman Islands), Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	1.494(c)	10/20/32		7,000	7,003,702
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class B1, 144A, 3 Month LIBOR + 2.460% (Cap N/A, Floor 2.460%)	2.594(c)	07/20/31		14,250	14,288,458
CVC Cordatus Loan Fund DAC (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	591,664
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2020-50A, Class A, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)	1.684(c)	10/20/31		10,000	10,013,190
HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	1.759(c)	10/20/29		750	749,129
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	2.084(c)	10/20/31		500	500,429
KKR CLO Ltd. (Cayman Islands), Series 30A, Class A2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.884(c)	10/17/31		11,750	11,767,631
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1J, 144A, 3 Month LIBOR + 2.170% (Cap N/A, Floor 2.170%)	2.295(c)	11/15/31		9,500	9,519,786
MidOcean Credit CLO (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	1.254(c)	07/19/28		2,055	2,055,146
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.781(c)	02/20/31		250	249,865
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.528(c)	10/23/32		9,250	9,239,211
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.835(c)	09/01/31		5,000	5,009,386

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.034%(c)	10/20/31		250	$249,984
Penta CLO DAC (Luxembourg), Series 2020-08A, Class A, 144A, 3 Month EURIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.150(c)	01/15/34	EUR	3,500	4,139,228
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	1.215(c)	08/15/30		14,000	14,011,135
St. Paul’s CLO DAC (Ireland), Series 02A, Class ARRR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	7,500	8,850,776
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	1.716(c)	01/15/31		1,750	1,748,713
Toro European CLO DAC (Ireland), Series 7A, Class B2, 144A	2.100	02/15/34	EUR	3,000	3,537,645
Trinitas CLO Ltd. (Cayman Islands), Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	1.526(c)	07/15/27		250	249,966

					170,142,937

Consumer Loans 0.4%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		600	615,429
OneMain Financial Issuance Trust, Series 2018-01A, Class C, 144A	3.770	03/14/29		1,000	1,023,496
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		1,100	1,120,622
Series 2019-A, Class D, 144A	6.220	08/08/25		1,300	1,332,599
Oportun Funding XIV LLC,
Series 2021-A, Class C, 144A	3.440	03/08/28		400	405,992
Series 2021-A, Class D, 144A	5.400	03/08/28		500	507,114
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.934(c)	02/25/23		1,720	1,727,830
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.734(c)	08/25/25		1,300	1,298,158

					8,031,240

See Notes to Financial Statements.

PGIM Strategic Bond Fund    11

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Other 0.8%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.434%(c)	04/25/23		5,130	$5,112,034
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.884(c)	06/25/24		10,600	10,488,594

					15,600,628

Residential Mortgage-Backed Securities 0.1%
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		197	197,499
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		297	297,535
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		940	941,129
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	625	638,112

					2,074,275

Student Loans 0.4%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		1,100	163,772
SoFi Alternative Trust,
Series 2019-D, Class 1PT, 144A	2.789(cc)	01/16/46		1,823	1,886,807
Series 2019-F, Class PT1, 144A	3.932(cc)	02/15/45		3,157	3,234,436
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.334(c)	11/29/24		1,671	1,665,579
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)	3.834(c)	11/29/24		1,459	1,463,084

					8,413,678

TOTAL ASSET-BACKED SECURITIES (cost $212,523,580)					214,315,043

BANK LOANS 2.0%

Airlines 0.0%
United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28		499	499,423

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Auto Parts & Equipment 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000%(c)	04/06/24	1,000	$995,625

Chemicals 0.3%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	1,650	1,642,781
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	1.897(c)	06/01/24	646	641,903
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	4.153(c)	06/26/25	3,424	3,418,890
Second Lien Initial Term Loan, 1 Month LIBOR + 8.500%	8.585(c)	06/26/26	600	599,000
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	2.838(c)	10/01/25	542	535,601

				6,838,175

Commercial Services 0.1%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	02/12/28	1,450	1,451,360

Computers 0.2%
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%	3.835(c)	09/30/24	1,719	1,718,603
Peraton Corp.,
First Lien Term B Loan, 3 Month LIBOR + 3.750%	4.500(c)	02/01/28	1,845	1,844,991

				3,563,594

Electronics 0.1%
Tech Data Corp.,
Non-FILO Term Loan, 1 Month LIBOR + 3.500%	3.584(c)	06/30/25	2,000	1,998,960

Healthcare-Services 0.1%
Gentiva Health Services, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.750%	2.875(c)	07/02/25	1,904	1,897,815

See Notes to Financial Statements.

PGIM Strategic Bond Fund    13

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Insurance 0.1%
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.000%(c)	02/19/28	285	$281,783
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	11/03/24	716	703,772
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.335(c)	07/31/27	648	635,273

				1,620,828

Lodging 0.1%
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/18/24	1,100	1,097,174

Media 0.1%
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.345(c)	07/17/25	647	635,914
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.595(c)	04/15/27	1,099	1,085,087
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	08/24/26	878	544,373
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.085(c)	05/01/26	582	577,029

				2,842,403

Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	2,105	2,283,925

Pharmaceuticals 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	1,739	1,734,827

Real Estate 0.1%
Brookfield Property REIT, Inc.,
Initial Term A-2 Loan, 1 Month LIBOR + 3.000%	3.085(c)	08/28/23	1,788	1,778,749

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (Continued)

Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	2.335%(c)	04/23/26		770	$760,455

Retail 0.4%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 - 6 Month
EURIBOR + 7.000% (Cap N/A, Floor 0.000%)	7.000(c)	04/30/27	EUR	7,300	8,667,960

Telecommunications 0.2%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	2.335(c)	03/15/27		636	627,598
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.430(c)	05/27/24		1,650	1,585,374
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24		873	843,020

					3,055,992

TOTAL BANK LOANS
(cost $40,955,131)					41,087,265

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.0%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35		4,900	4,751,502
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35		5,000	4,648,982
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35		100	90,588
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36		250	222,865
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		250	250,950
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.544(c)	03/15/37		450	435,163
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52		12,000	12,589,936
Series 2019-C04, Class XB, IO	1.293(cc)	08/15/52		43,170	3,577,550
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.746(c)	10/15/36		6,479	6,499,399
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.596(c)	12/15/36		14,667	14,662,344
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657	08/15/57		12,000	12,630,314

See Notes to Financial Statements.

PGIM Strategic Bond Fund    15

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 144A	4.903%(cc)	01/10/36	3,700	$3,889,656
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.861(c)	11/15/37	1,769	1,779,258
Commercial Mortgage Trust,
Series 2019-GC44, Class A4	2.698	08/15/57	10,000	10,641,825
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.246(c)	05/15/36	5,000	5,012,533
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.746(c)	05/15/36	2,100	2,105,259
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A3	4.095	04/15/51	500	546,750
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.796(c)	05/15/35	93	92,844
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.096(c)	05/15/35	325	324,954
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	250	259,260
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	250	245,604
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.491(cc)	03/25/26	1,114	59,870
Series K066, Class X1, IO	0.887(cc)	06/25/27	7,411	288,360
Series K103, Class X1, IO	0.756(cc)	11/25/29	149,924	7,217,584
Series KC02, Class X1, IO	0.504(cc)	03/25/24	87,489	720,075
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A^	0.000(cc)	08/17/23	5,500	5,500,000
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	175	172,813
JPMDB Commercial Mortgage Securities Trust,
Series 2019-COR06, Class A3	2.795	11/13/52	20,000	21,380,958
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A	4.767(cc)	07/05/31	8,800	9,229,971
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	9,825	10,175,565
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	299	312,442
MAD Commercial Mortgage Trust,
Series 2019-650M, Class A, 144A	3.575(cc)	12/12/34	10,385	9,485,084

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
MKTMortgageTrust,
Series 2020-525M, Class F, 144A	3.039%(cc)	02/12/40		7,125	$6,727,680
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		20,580	19,890,492
Series 2019-MEAD, Class XA, IO, 144A	0.113(cc)	11/10/36		297,065	433,269
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.573(c)	01/23/29	GBP	450	620,098
UBS Commercial Mortgage Trust,
Series 2018-C15, Class A4	4.341	12/15/51		7,150	8,344,099
Series 2019-C17, Class A3	2.669	10/15/52		16,000	16,901,277
Wells Fargo Commercial Mortgage Trust,
Series 2018-C46, Class A4	4.152	08/15/51		9,000	10,371,685
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.596(c)	05/15/31		8,900	8,905,554

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $215,561,977)					221,994,412

CORPORATE BONDS 48.1%

Advertising 0.1%
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A	8.875	12/15/27		1,608	1,714,618

Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27		1,035	1,073,897
Sr. Unsec’d. Notes	3.825	03/01/59		1,500	1,519,326
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		2,750	2,775,098
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,475	1,557,529
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		600	625,794
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		200	205,560
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		8,225	8,624,605
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.400	02/01/27		1,040	1,113,104

					17,494,913

See Notes to Financial Statements.

PGIM Strategic Bond Fund    17

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	3.400%	05/06/30	1,100	$1,178,891
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750	02/01/29	3,825	3,892,146

				5,071,037

Airlines 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,925	2,071,005
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.625	03/15/22	1,070	1,081,079
Sr. Unsec’d. Notes	3.750	10/28/29	1,720	1,742,368
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	695	813,580
Sr. Unsec’d. Notes(a)	5.250	05/04/25	1,545	1,751,478
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	442	443,090
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,350	1,400,558
Sr. Sec’d. Notes, 144A	4.625	04/15/29	400	415,039

				9,718,197

Apparel 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A	5.375	05/15/25	685	719,232

Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	4,225	4,557,039
Sr. Unsec’d. Notes	5.291	12/08/46	45	50,971
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	550	548,786
Sr. Unsec’d. Notes	3.350	11/01/22	2,080	2,124,267
Sr. Unsec’d. Notes	4.271	01/09/27	2,500	2,682,180
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35	970	1,167,760
Sr. Unsec’d. Notes	5.150	04/01/38	1,250	1,514,092
Sr. Unsec’d. Notes	6.250	10/02/43	80	109,479
Sr. Unsec’d. Notes	6.800	10/01/27	1,810	2,279,892

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	2.900%	02/26/25		3,900	$4,120,693
Sr. Unsec’d. Notes(a)	3.600	06/21/30		1,365	1,480,978

					20,636,137

Auto Parts & Equipment 0.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26		850	873,486
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	04/01/25		235	242,811
Gtd. Notes	6.250	03/15/26		2,350	2,422,163
Gtd. Notes(a)	6.500	04/01/27		1,350	1,418,702
Gtd. Notes(a)	6.875	07/01/28		1,500	1,619,992
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A	5.625	11/15/26		1,700	1,431,725
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25		250	257,856
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		3,015	3,185,302
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31		1,190	1,195,099

					12,647,136

Banks 7.5%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy),
Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	239,273
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31		3,345	3,345,958
Banco do Brasil SA (Brazil),
Gtd. Notes	3.875	10/10/22		1,020	1,048,275
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	2.706	06/27/24		2,400	2,535,866
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.750	04/11/24		475	503,787
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		5,800	6,184,143
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		3,685	3,810,792
Sr. Unsec’d. Notes	2.592(ff)	04/29/31		2,820	2,920,091
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		2,450	2,594,252
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		1,000	1,081,021

See Notes to Financial Statements.

PGIM Strategic Bond Fund    19

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.083%(ff)	03/20/51	750	$906,593
Sub. Notes, MTN	4.250	10/22/26	460	522,196
Sub. Notes, MTN	4.450	03/03/26	1,820	2,052,829
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	2,865	2,919,907
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	600	646,454
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	775	789,679
Sub. Notes	4.836	05/09/28	1,270	1,438,811
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	670	663,362
Sr. Unsec’d. Notes, 144A, MTN(a)	3.052(ff)	01/13/31	2,020	2,140,932
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	975	1,026,634
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	7,301	7,620,201
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	605	628,785
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	8,950	9,530,058
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,217,459
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	1,795	1,810,584
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	200	203,131
Development Bank of the Republic of Belarus JSC (Belarus),
Sr. Unsec’d. Notes	6.750	05/02/24	2,020	1,881,316
Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,200	1,117,613
Discover Bank,
Sr. Unsec’d. Notes	2.700	02/06/30	3,275	3,444,965
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,415	1,430,982
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	265	296,905
Sr. Unsec’d. Notes	3.850	01/26/27	150	165,860
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,040	1,192,393
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A	4.375	02/04/30	2,400	2,391,558
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	3.973(ff)	05/22/30	2,000	2,243,797
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198	06/01/32	700	720,737
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	8,150	8,584,126
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,065	2,142,659

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.599%(c)	10/30/21(oo)	61	$61,300
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	18,000	18,305,342
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	104,974
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,750	4,254,586
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,419,830
Sub. Notes	2.956(ff)	05/13/31	1,195	1,264,730
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.900	03/12/24	200	215,825
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	4,925	4,977,099
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	4,229,769
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	5,500	6,430,963
Sr. Unsec’d. Notes, GMTN	5.597(ff)	03/24/51	2,500	3,772,945
Sub. Notes, GMTN	4.350	09/08/26	2,000	2,271,711
Sub. Notes, MTN	3.950	04/23/27	1,750	1,965,429
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,387,936
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	300	359,235
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,098,317
State Bank of India (India),
Sr. Unsec’d. Notes, 144A	4.375	01/24/24	280	301,083
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647(c)	09/30/24	5,340	5,359,818
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	710	755,891
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	200	199,354
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	310	345,461
VTB Bank OJSC Via VTB Capital SA (Russia),
Sub. Notes	6.950	10/17/22	2,240	2,352,235
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,150	3,308,850

				150,736,667

Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.550	01/23/49	1,320	1,838,516

See Notes to Financial Statements.

PGIM Strategic Bond Fund    21

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Biotechnology 0.0%
HCRX Investments Holdco LP,
Sr. Unsec’d. Notes, 144A	4.500%	08/01/29		225	$228,103

Building Materials 0.7%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes	5.200	09/17/30		583	639,410
Sr. Sec’d. Notes	5.450	11/19/29		1,917	2,106,060
Sr. Sec’d. Notes, 144A	5.450	11/19/29		1,195	1,312,855
Sr. Sec’d. Notes, 144A	7.375	06/05/27		560	630,008
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29		175	187,210
Griffon Corp.,
Gtd. Notes	5.750	03/01/28		1,625	1,727,255
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28		895	950,429
Owens Corning,
Sr. Unsec’d. Notes	4.400	01/30/48		600	719,623
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		2,125	2,252,967
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		1,850	1,905,957
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29		1,020	1,079,090
U.S. Concrete, Inc.,
Gtd. Notes, 144A	5.125	03/01/29		225	246,046

					13,756,910

Chemicals 2.0%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,325	1,436,581
Gtd. Notes, 144A(a)	4.500	01/31/30		2,160	2,316,488
CF Industries, Inc.,
Gtd. Notes	5.375	03/15/44		1,600	2,079,592
Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	114,962
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		1,675	1,819,329
Diamond BC BV,
Gtd. Notes	5.625	08/15/25	EUR	6,600	7,903,555
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	5.250	11/15/41		220	290,895

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Eurochem Finance DAC (Russia),
Gtd. Notes, 144A	5.500%	03/13/24		1,390	$1,510,164
Hexion, Inc.,
Gtd. Notes, 144A	7.875	07/15/27		1,500	1,595,794
LYB International Finance III LLC,
Gtd. Notes	4.200	10/15/49		1,280	1,503,517
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN	5.875	05/18/30		1,400	1,744,784
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45		625	842,670
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	3,500	4,303,055
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		875	886,010
Sasol Financing International Ltd. (South Africa),
Gtd. Notes	4.500	11/14/22		5,460	5,594,389
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		730	756,786
Gtd. Notes	5.875	03/27/24		850	906,288
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		815	876,106
Sr. Unsec’d. Notes	3.450	08/01/25		10	10,883
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24		2,125	1,965,207
Sr. Sec’d. Notes, 144A	10.875	08/01/24		524	558,908
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30		430	446,321

					39,462,284

Commercial Services 1.7%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		1,875	1,919,355
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		2,076	2,218,199
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		2,825	2,824,835
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		680	684,297
Sr. Sec’d. Notes, 144A	4.625	06/01/28		420	421,127

See Notes to Financial Statements.

PGIM Strategic Bond Fund    23

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250%	09/25/30	GBP	500	$780,298
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	121,111
Gartner, Inc., Gtd. Notes, 144A	4.500	07/01/28		350	371,283
Global Payments, Inc., Sr. Unsec’d. Notes(a)	2.650	02/15/25		605	635,991
La Financiere Atalian SASU (France),
Gtd. Notes	4.000	05/15/24	EUR	3,307	3,836,407
Gtd. Notes	5.125	05/15/25	EUR	1,800	2,109,410
Loxam SAS (France),
Sr. Sub. Notes	4.500	04/15/27	EUR	2,700	3,211,005
Sr. Sub. Notes	5.750	07/15/27	EUR	1,800	2,213,069
Nexi SpA (Italy),
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	3,700	4,370,045
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes(h)	2.850	10/01/29		1,790	1,930,990
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30		465	467,391
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		750	766,240
Gtd. Notes	3.875	02/15/31		425	440,098
Gtd. Notes	5.250	01/15/30		4,100	4,503,342

					33,824,493

Computers 0.5%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	9.750	09/01/26		3,300	3,456,164
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24		3,175	3,397,042
Hurricane Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.000	10/15/25	GBP	2,500	3,714,738

					10,567,944

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		2,500	2,508,333

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 1.5%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.875%	05/01/24	2,930	$3,200,442
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series 1A-1, 144A, 1 Month LIBOR + 2.830% (Cap N/A, Floor 3.030%)^	3.030(c)	02/01/24	2,200	2,200,000
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%	2.363(c)	05/31/25	6,300	6,277,781
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes	4.150	01/23/30	350	396,738
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	1,740	1,807,100
Gtd. Notes, 144A	6.000	01/15/27	800	843,549
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,600	1,606,413
Gtd. Notes(a)	4.000	09/15/30	900	901,387
Gtd. Notes	5.375	11/15/29	1,750	1,910,804
Gtd. Notes(a)	6.625	01/15/28	1,250	1,445,319
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,800	1,743,819
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	800	901,415
Stifel Financial Corp.,
Sr. Unsec’d. Notes	4.000	05/15/30	6,525	7,309,550

				30,544,317

Electric 3.0%
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375	05/31/30	3,955	4,110,489
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,000	1,030,328
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,775	2,785,827
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,175	1,199,493
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	4,000	4,079,662
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27	1,550	1,577,074
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes	3.375	09/15/29	295	308,553
CMS Energy Corp.,
Jr. Sub. Notes	4.750(ff)	06/01/50	1,550	1,746,784

See Notes to Financial Statements.

PGIM Strategic Bond Fund    25

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071%	08/15/24			2,655	$2,816,503
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24	(oo)		2,625	2,815,877
DTE Energy Co.,
Sr. Unsec’d. Notes	2.950	03/01/30			345	367,245
Sr. Unsec’d. Notes, Series C	3.400	06/15/29			607	667,052
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25			2,075	2,197,825
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23			2,050	2,142,745
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23			560	585,335
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40			3,078	3,275,526
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes, 144A	6.950	11/10/21			825	832,518
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A	4.125	08/16/27			2,810	2,901,961
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes, 144A	4.375	06/18/26			2,000	2,042,601
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29			1,275	1,278,922
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28			225	240,679
Gtd. Notes, 144A	3.375	02/15/29			200	200,882
Gtd. Notes, 144A	3.625	02/15/31			3,275	3,331,741
Gtd. Notes, 144A	3.875	02/15/32			1,000	1,014,011
Gtd. Notes, 144A	5.250	06/15/29			2,000	2,168,340
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30			1,750	1,870,459
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A	1.875	11/05/31		EUR	1,106	1,284,271
PG&E Corp.,
Sr. Sec’d. Notes	5.250	07/01/30			1,446	1,427,423
Puget Energy, Inc.,
Sr. Sec’d. Notes	4.100	06/15/30			4,130	4,634,904
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN	2.750	05/04/22			300	304,233
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27			405	421,206
Sr. Sec’d. Notes, 144A	3.550	07/15/24			750	793,015

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.700%	01/30/27		3,105	$3,299,249
Sr. Unsec’d. Notes, 144A	4.375	05/01/29		800	812,066

					60,564,799

Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		550	591,508
Gtd. Notes, 144A	7.250	06/15/28		1,200	1,335,923

					1,927,431

Electronics 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		665	671,993

Energy-Alternate Sources 0.4%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes, 144A	7.750	02/02/27		3,095	3,088,532
Greenko Dutch BV (India),
Gtd. Notes, 144A	3.850	03/29/26		5,665	5,784,588

					8,873,120

Engineering & Construction 0.5%
AECOM,
Gtd. Notes	5.125	03/15/27		1,250	1,396,972
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	2,500	2,936,232
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	1,600	1,887,537
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A	6.450	06/04/29		690	678,034
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,330	2,462,305
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,000	1,044,189

					10,405,269

See Notes to Financial Statements.

PGIM Strategic Bond Fund    27

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment 1.8%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26		974	$878,200
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		1,470	1,553,351
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A(a)	5.250	10/15/25		5,500	5,579,563
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,175	2,292,306
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750	11/01/23	EUR	209	179,499
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.125%	11.625	11/01/23		938	656,024
Codere Finance Luxembourg SA (Spain),
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	537	678,806
Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	170	214,892
Everi Holdings, Inc.,
Gtd. Notes, 144A	5.000	07/15/29		450	460,517
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26		2,800	2,976,583
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.500	02/15/25		1,475	1,645,279
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A	7.875	02/01/24		200	208,721
Merlin Entertainments Ltd. (United Kingdom),
Sec’d. Notes, 144A	5.750	06/15/26		1,500	1,556,082
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A	6.625	11/15/27		3,375	3,397,125
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		3,125	3,244,241
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29		1,525	1,561,744
Gtd. Notes, 144A	5.875	09/01/31		1,525	1,562,741
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26		1,916	2,038,985
Gtd. Notes, 144A	8.625	07/01/25		1,975	2,132,325

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,

Sr. Unsec’d. Notes, 144A	7.750%	04/15/25		3,000	$3,187,961

					36,004,945

Environmental Control 0.1%

Madison IAQ LLC,

Sr. Sec’d. Notes, 144A	4.125	06/30/28		225	226,193

Sr. Unsec’d. Notes, 144A	5.875	06/30/29		875	895,691

					1,121,884

Foods 1.4%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,

Gtd. Notes, 144A	3.500	03/15/29		650	656,600

Gtd. Notes, 144A	4.875	02/15/30		525	573,361

Gtd. Notes, 144A	5.875	02/15/28		1,775	1,904,495

Bellis Acquisition Co. PLC (United Kingdom),

Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,600	10,411,046

Bellis Finco PLC (United Kingdom),

Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,500	4,779,123

C&S Group Enterprises LLC,

Gtd. Notes, 144A	5.000	12/15/28		1,344	1,326,071

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,

Gtd. Notes, 144A	6.500	04/15/29		50	56,641

Sr. Unsec’d. Notes, 144A	5.500	01/15/30		25	28,238

Kraft Heinz Foods Co.,

Gtd. Notes	4.625	10/01/39		585	698,649

Gtd. Notes	4.875	10/01/49		1,317	1,641,154

Pilgrim’s Pride Corp.,

Gtd. Notes, 144A	4.250	04/15/31		2,000	2,154,558

Gtd. Notes, 144A	5.875	09/30/27		2,201	2,351,024

Post Holdings, Inc.,

Sr. Unsec’d. Notes, 144A	4.500	09/15/31		1,000	1,010,640

					27,591,600

Forest Products & Paper 0.1%

Suzano Austria GmbH (Brazil),

Gtd. Notes(a)	6.000	01/15/29		2,230	2,664,371

See Notes to Financial Statements.

PGIM Strategic Bond Fund    29

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25		200	$220,065
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,463,774
Sr. Unsec’d. Notes	5.875	08/20/26		3,475	3,907,223
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26		4,635	4,708,539
Ferrellgas Escrow LLC,
Sr. Unsec’d. Notes^	8.956	03/30/31		7,500	7,500,000

					17,799,601

Healthcare-Products 0.2%
Avantor Funding, Inc.,
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	2,125	2,584,489
DH Europe Finance II Sarl,
Gtd. Notes(a)	1.350	09/18/39	EUR	775	943,226
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	400	496,067
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	275	353,058

					4,376,840

Healthcare-Services 1.1%
Anthem, Inc.,
Sr. Unsec’d. Notes	3.125	05/15/50		1,150	1,198,872
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30		1,475	1,541,125
HCA, Inc.,
Gtd. Notes	3.500	09/01/30		1,250	1,340,853
Gtd. Notes	5.375	02/01/25		175	197,066
Gtd. Notes	5.875	02/15/26		200	232,534
Gtd. Notes	7.500	11/06/33		2,000	2,863,760
Gtd. Notes, MTN	7.750	07/15/36		1,500	2,136,061
Humana, Inc.,
Sr. Unsec’d. Notes	3.125	08/15/29		1,110	1,199,935
IQVIA, Inc.,
Gtd. Notes, 144A	2.250	01/15/28	EUR	500	597,300
MEDNAX, Inc.,
Gtd. Notes, 144A	6.250	01/15/27		675	711,501
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	7.250	11/01/25		1,150	1,232,782

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A(a)	9.750%	12/01/26	1,750	$1,864,455
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	1,450	1,533,073
Sr. Sec’d. Notes, 144A	4.625	06/15/28	305	316,543
Sr. Sec’d. Notes, 144A	5.125	11/01/27	1,200	1,262,916
Sr. Unsec’d. Notes	6.750	06/15/23	2,750	2,978,887

				21,207,663

Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom),
Gtd. Notes, 144A	2.875	04/05/22	300	304,340

Home Builders 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	675	678,541
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	1,325	1,473,269
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	184,523
Gtd. Notes	6.750	03/15/25	500	516,541
Gtd. Notes	7.250	10/15/29	3,358	3,716,555
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,325	1,336,003
Gtd. Notes, 144A	6.250	09/15/27	275	290,357
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	1,200	1,221,853
Century Communities, Inc.,
Gtd. Notes, 144A	3.875	08/15/29	800	812,034
KB Home,
Gtd. Notes	6.875	06/15/27	941	1,128,411
Gtd. Notes	7.500	09/15/22	100	106,519
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	3,575	3,665,373
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	275	311,043
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	400	454,943
Gtd. Notes, 144A	6.625	07/15/27	1,225	1,306,985
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	2,680	2,932,460

See Notes to Financial Statements.

PGIM Strategic Bond Fund    31

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625%	03/01/24		350	$376,590
Gtd. Notes, 144A	5.875	04/15/23		150	158,121

					20,670,121

Household Products/Wares 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29		2,675	2,688,234
Central Garden & Pet Co.,
Gtd. Notes, 144A	4.125	04/30/31		875	888,863

					3,577,097

Insurance 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes	4.500	07/16/44		2,518	3,118,459
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50		2,000	2,371,012
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44		75	99,050
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50		1,075	1,261,471

					6,849,992

Internet 0.5%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A	3.680	01/21/30		1,200	1,247,316
United Group BV (Netherlands),
Sr. Sec’d. Notes	3.125	02/15/26	EUR	5,000	5,666,759
Sr. Sec’d. Notes	4.875	07/01/24	EUR	1,125	1,342,104
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	1,150	1,303,354
Sr. Sec’d. Notes, 144A	3.625	02/15/28	EUR	100	113,951

					9,673,484

Iron/Steel 0.1%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30		2,325	2,547,664

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Lodging 0.8%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes(a)	4.250%	01/24/27		2,170	$2,303,606
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32		2,000	1,993,936
Gtd. Notes, 144A	3.750	05/01/29		1,350	1,378,618
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.900	08/08/29		255	268,477
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF	4.625	06/15/30		920	1,059,523
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27		2,160	2,188,386
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		1,500	1,584,002
Gtd. Notes	5.500	04/15/27		500	544,665
Gtd. Notes	6.750	05/01/25		2,500	2,654,289
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25		200	222,525
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26		1,600	1,636,528

					15,834,555

Machinery-Diversified 0.3%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	3,100	3,844,188
Vertical Holdco GmbH (Germany),
Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	1,980	2,503,181

					6,347,369

Media 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		3,800	3,974,148
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		1,300	1,334,335
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		3,775	4,122,372
Sr. Unsec’d. Notes, 144A	5.750	02/15/26		1,992	2,049,270
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38		100	123,548
Sr. Sec’d. Notes	5.375	05/01/47		205	252,137
Sr. Sec’d. Notes	5.750	04/01/48		500	646,142
Sr. Sec’d. Notes	6.384	10/23/35		1,515	2,023,408
Sr. Sec’d. Notes	6.484	10/23/45		50	69,778

See Notes to Financial Statements.

PGIM Strategic Bond Fund    33

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A	3.375%	02/15/31		1,480	$1,407,623
Gtd. Notes, 144A	5.500	04/15/27		1,300	1,361,332
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,475	1,452,339
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		5,940	2,554,395
Sr. Sec’d. Notes, 144A	5.375	08/15/26		1,000	663,706
Discovery Communications LLC,
Gtd. Notes	4.650	05/15/50		850	1,006,751
Gtd. Notes	5.200	09/20/47		645	811,513
Gtd. Notes(a)	5.300	05/15/49		2,220	2,834,544
DISH DBS Corp.,
Gtd. Notes	7.375	07/01/28		500	538,140
Gtd. Notes	7.750	07/01/26		4,570	5,232,588
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26		700	739,717
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27		1,875	2,030,932
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,000	2,778,029
Sr. Sec’d. Notes	5.000	04/15/27	GBP	700	999,939
Sr. Sec’d. Notes	5.250	05/15/29	GBP	500	727,199
Virgin Media Vendor Financing Notes III DAC (United Kingdom),
Gtd. Notes, 144A	4.875	07/15/28	GBP	1,900	2,658,943

					42,392,828

Mining 0.6%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.500	04/01/25		4,600	4,773,092
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,710	2,103,687
Newmont Corp.,
Gtd. Notes	2.800	10/01/29		1,075	1,130,474
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		1,675	1,717,303

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.000%	08/15/40	760	$981,478
Volcan Cia Minera SAA (Peru),
Gtd. Notes	5.375	02/02/22	200	200,097

				10,906,131

Oil & Gas 4.8%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,706,883
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	3.000	01/15/25	2,700	2,858,272
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	150	162,302
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)	2,950	20,060
Antero Resources Corp.,
Gtd. Notes, 144A	8.375	07/15/26	974	1,103,996
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	1,525	1,553,311
Gtd. Notes, 144A	9.000	11/01/27	1,104	1,468,729
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,456,598
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	4.375(ff)	06/22/25(oo)	3,080	3,282,896
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	1,600	1,778,023
Sr. Unsec’d. Notes(a)	4.400	04/15/29	1,500	1,685,754
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	475	496,626
Gtd. Notes, 144A	5.875	02/01/29	425	453,240
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,125	1,126,334
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,100	1,126,333
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27	1,525	1,616,500
ConocoPhillips,
Gtd. Notes, 144A(h)	4.300	08/15/28	1,900	2,199,656
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	2,282	2,435,761
Gtd. Notes	4.375	01/15/28	600	672,234

See Notes to Financial Statements.

PGIM Strategic Bond Fund    35

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes, 144A	5.875%	06/15/28		1,105	$1,216,272
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24		2,090	2,195,312
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26		75	77,585
Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,500	1,578,612
Sr. Unsec’d. Notes, 144A	6.625	07/15/25		2,000	2,120,901
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,992	2,041,768
Sr. Sec’d. Notes, 144A	5.375	03/30/28		1,320	1,348,929
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	102,872
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		1,710	2,547,456
Harvest Operations Corp. (South Korea),
Gtd. Notes, 144A	4.200	06/01/23		200	212,076
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/25		589	655,149
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25		150	151,729
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		675	685,033
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		675	693,175
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	723,186
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		2,380	2,649,968
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.500	06/30/27		1,900	2,096,808
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,070	2,319,319
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,800	1,853,200
Gtd. Notes, 144A	7.125	02/01/27		1,400	1,472,653
Sec’d. Notes, 144A	6.500	01/15/25		1,518	1,567,672
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25		375	318,692
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26		1,580	1,784,821
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.093	01/15/30		1,001	1,093,599
Gtd. Notes	5.375	10/01/29	GBP	350	528,997
Gtd. Notes(a)	5.600	01/03/31		3,001	3,373,230
Gtd. Notes	5.750	02/01/29		25	28,572
Gtd. Notes(a)	6.625	01/16/34	GBP	730	1,162,227

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	7.375%	01/17/27		855	$1,046,682
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,095	3,292,847
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	500	596,980
Gtd. Notes	4.750	02/26/29	EUR	300	351,288
Gtd. Notes	6.350	02/12/48		276	233,160
Gtd. Notes	6.490	01/23/27		1,059	1,117,971
Gtd. Notes	6.500	03/13/27		5,920	6,260,821
Gtd. Notes	6.500	01/23/29		100	103,679
Gtd. Notes	6.625	06/15/35		400	387,188
Gtd. Notes	6.840	01/23/30		100	104,096
Gtd. Notes	7.690	01/23/50		3,325	3,173,721
Gtd. Notes, EMTN	1.875	04/21/22	EUR	500	593,327
Gtd. Notes, EMTN	3.750	02/21/24	EUR	1,220	1,480,129
Gtd. Notes, EMTN	3.750	11/16/25	GBP	400	534,271
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,680	2,005,861
Gtd. Notes, MTN	4.625	09/21/23		370	384,181
Gtd. Notes, MTN	6.875	08/04/26		630	687,869
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		960	990,920
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26		2,500	2,735,933
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes	4.375	10/17/23		200	214,898
Sinopec Group Overseas Development 2016 Ltd. (China),
Gtd. Notes	2.000	09/29/21		200	200,205
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		700	555,663
Gtd. Notes, 144A	8.000	02/01/27		800	595,763
Tullow Oil PLC (Ghana),
Sr. Sec’d. Notes, 144A	10.250	05/15/26		3,160	3,270,600

					95,721,374

Packaging & Containers 1.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	2,327	2,830,034

See Notes to Financial Statements.

PGIM Strategic Bond Fund    37

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
ARD Finance SA (Luxembourg), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	3,600	$4,378,221
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	4,000	4,730,606
Titan Holdings II BV (Netherlands),
Sr. Unsec’d. Notes, 144A	5.125	07/15/29	EUR	4,200	5,046,320
Verallia SA (France),
Gtd. Notes	1.625	05/14/28	EUR	3,700	4,490,206

					21,475,387

Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		4,880	5,725,507
Sr. Unsec’d. Notes	4.550	03/15/35		1,375	1,673,803
Sr. Unsec’d. Notes(a)	4.700	05/14/45		715	900,621
Sr. Unsec’d. Notes	4.750	03/15/45		1,150	1,449,137
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29		700	701,734
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27		90	96,775
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		500	476,974
Gtd. Notes, 144A	5.000	02/15/29		775	723,870
Gtd. Notes, 144A	5.250	01/30/30		500	469,626
Gtd. Notes, 144A	5.250	02/15/31		5,025	4,688,031
Gtd. Notes, 144A	6.125	04/15/25		2,816	2,884,057
Gtd. Notes, 144A	6.250	02/15/29		1,250	1,240,759
Gtd. Notes, 144A	7.000	01/15/28		2,400	2,488,630
Sr. Sec’d. Notes, 144A	4.875	06/01/28		1,075	1,102,822
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39		90	109,679
Sr. Unsec’d. Notes	4.350	11/15/47		45	57,462
Sr. Unsec’d. Notes	5.000	08/15/45		171	235,586
Cigna Corp.,
Gtd. Notes	3.400	03/01/27		40	44,047
Gtd. Notes	4.375	10/15/28		115	134,238
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45		25	32,980

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000%	06/30/28		105	$65,602
Sec’d. Notes, 144A	9.500	07/31/27		68	66,799
Mylan, Inc.,
Gtd. Notes	5.400	11/29/43		3,000	3,787,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		925	970,197
Viatris, Inc.,
Gtd. Notes, 144A	4.000	06/22/50		1,495	1,627,577

					31,753,513

Pipelines 1.1%
AI Candelaria Spain SLU (Colombia),
Sr. Sec’d. Notes, 144A	5.750	06/15/33		2,720	2,760,148
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	01/15/28		2,800	2,909,887
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)	2,900	2,982,258
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26	(oo)	655	668,449
Sr. Unsec’d. Notes	5.000	05/15/50		1,900	2,226,383
Sr. Unsec’d. Notes	5.300	04/15/47		5	5,886
Sr. Unsec’d. Notes	6.250	04/15/49		750	993,580
Enterprise Products Operating LLC,
Gtd. Notes	4.200	01/31/50		435	502,085
Gtd. Notes, Series D	4.875(ff)	08/16/77		400	391,762
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		25	29,479
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29		1,600	1,697,684
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		1,485	1,527,368
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	248,345
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,800	1,820,026
Gtd. Notes, 144A	6.000	12/31/30		2,150	2,187,855
Gtd. Notes, 144A	7.500	10/01/25		1,250	1,346,284
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		155	160,113
Sr. Sec’d. Notes, 144A	4.125	08/15/31		155	162,541

See Notes to Financial Statements.

PGIM Strategic Bond Fund    39

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.900%	01/15/45	76	$92,364

				22,712,497

Real Estate 0.6%
Agile Group Holdings Ltd. (China), Sr. Sec’d. Notes	6.050	10/13/25	2,085	2,116,213
Arabian Centres Sukuk Ltd. (Saudi Arabia), Gtd. Notes, 144A	5.375	11/26/24	1,655	1,710,647
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	1,350	1,379,710
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29	4,000	4,042,437
Gtd. Notes, 144A	5.375	08/01/28	920	977,677
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,000	1,960,587

				12,187,271

Real Estate Investment Trusts (REITs) 1.1%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	1,590	1,799,974
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	2,000	2,206,835
Sr. Unsec’d. Notes	4.750	02/15/28	3,000	3,049,875
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	745	786,572
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	2.875	01/15/31	505	532,999
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	75	81,818
Gtd. Notes, 144A	4.625	06/15/25	440	473,710
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	1,025	1,092,211
Sr. Sec’d. Notes, 144A	7.500	06/01/25	1,500	1,606,392
Sabra Health Care LP,
Gtd. Notes	4.800	06/01/24	230	251,260
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	3,000	3,147,088

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VEREIT Operating Partnership LP,
Gtd. Notes	3.400%	01/15/28		5,290	$5,777,243
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		345	362,609
Gtd. Notes, 144A	4.625	12/01/29		510	554,202

					21,722,788

Retail 1.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		3,400	3,382,240
Ambience Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	4.875	07/15/28		550	552,930
AutoNation, Inc.,
Sr. Unsec’d. Notes	4.750	06/01/30		1,880	2,218,755
Bath & Body Works, Inc.,
Gtd. Notes	5.625	10/15/23		200	220,352
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		4,400	4,652,821
Dollar Tree, Inc.,
Sr. Unsec’d. Notes(a)	4.200	05/15/28		1,700	1,934,808
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	900	1,049,422
Sr. Sec’d. Notes	6.250	10/30/25	EUR	2,500	3,034,580
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,166,024
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		1,450	1,453,716
JSM Global Sarl (Brazil),
Gtd. Notes, 144A	4.750	10/20/30		2,425	2,517,646
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25		4,675	4,825,332
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		2,675	2,796,473

					29,805,099

Semiconductors 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A	3.150	05/01/27		675	724,854
Gtd. Notes, 144A	3.400	05/01/30		875	960,339

					1,685,193

See Notes to Financial Statements.

PGIM Strategic Bond Fund    41

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Software 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525%	06/01/50			25	$24,945

Telecommunications 3.1%
Altice France Holding SA (Luxembourg),
Gtd. Notes	4.000	02/15/28		EUR	300	338,728
Gtd. Notes, 144A	4.000	02/15/28		EUR	1,000	1,129,092
Altice France SA (France),
Sr. Sec’d. Notes	3.375	01/15/28		EUR	1,650	1,892,427
Sr. Sec’d. Notes, 144A	2.500	01/15/25		EUR	900	1,045,743
Sr. Sec’d. Notes, 144A	3.375	01/15/28		EUR	700	802,848
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A	2.550	12/01/33			28	28,138
Sr. Unsec’d. Notes, 144A	3.500	09/15/53			1,073	1,101,408
Sr. Unsec’d. Notes, 144A	3.550	09/15/55			2,795	2,855,244
Sr. Unsec’d. Notes, 144A	3.650	09/15/59			43	44,249
Sr. Unsec’d. Notes, 144A	3.800	12/01/57			956	1,017,556
Deutsche Telekom AG (Germany),
Sr. Unsec’d. Notes, 144A	3.625	01/21/50			1,440	1,559,384
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000%	10.000	04/01/24			1,103	1,094,875
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26			550	537,020
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25			2,070	2,061,157
Sr. Sec’d. Notes, 144A	8.750	05/25/24			6,000	6,236,112
Sr. Sec’d. Notes, 144A	8.750	05/25/24			2,000	2,083,093
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23			1,375	1,303,622
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	(d)		4,585	2,443,298
Gtd. Notes, 144A	8.500	10/15/24	(d)		75	40,480
Gtd. Notes, 144A	9.750	07/15/25	(d)		75	40,562
Intrado Corp.,
Gtd. Notes, 144A	8.500	10/15/25			1,125	1,082,875
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27			3,000	3,168,976
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39			1,905	2,123,409

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes	3.125%	09/15/26	EUR	7,750	$9,208,005
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		720	751,827
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes	5.373	02/13/22		220	223,266
Sprint Capital Corp.,
Gtd. Notes	8.750	03/15/32		3,000	4,598,278
Sprint Corp.,
Gtd. Notes	7.125	06/15/24		1,000	1,151,148
Gtd. Notes	7.875	09/15/23		1,000	1,132,373
Telefonica Emisiones SA (Spain),
Gtd. Notes	4.895	03/06/48		1,325	1,612,105
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29		3,200	3,252,093
Sr. Sec’d. Notes	4.375	04/15/40		1,850	2,164,936
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(h)	3.400	03/22/41		4,330	4,637,069

					62,761,396

Transportation 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes	5.875	07/05/34		101	119,614
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes(a)	4.875	10/01/24		650	716,842
Union Pacific Corp.,
Sr. Unsec’d. Notes, 144A	3.799	04/06/71		825	947,682

					1,784,138

TOTAL CORPORATE BONDS (cost $926,967,169)					965,415,535

MUNICIPAL BONDS 0.2%

Illinois 0.1%
State of Illinois,
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33		1,210	1,432,108

See Notes to Financial Statements.

PGIM Strategic Bond Fund    43

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Series A-1	4.750%	07/01/53	700	$801,283
Revenue Bonds, Series A-1	5.000	07/01/58	1,780	2,057,235

				2,858,518

TOTAL MUNICIPAL BONDS (cost $3,722,254)				4,290,626

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.0%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.684(c)	04/25/28	62	62,392
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.934(c)	10/25/28	169	169,386
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.534(c)	04/25/29	124	124,061
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.184(c)	07/25/29	505	504,843
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.684(c)	07/25/29	1,500	1,504,250
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.484(c)	10/25/29	942	942,657
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.084(c)	10/25/29	3,400	3,402,112
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.284(c)	08/26/30	492	494,019
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.084(c)	08/26/30	895	914,573
Series 2020-04A, Class M2A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)	2.684(c)	06/25/30	642	641,901
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.684(c)	06/25/30	6,495	6,571,712
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	2,280	2,370,529
BVRT Financing Trust,
Series 2019-01, Class F, 144A, 1 Month LIBOR + 2.150%^	2.245(c)	09/15/21	2,973	2,970,000
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.838(c)	08/29/22	6,875	6,880,051

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	2.234	%(c)	09/25/31	2,103	$2,116,376
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.184	(c)	10/25/39	930	933,475
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.134	(c)	01/25/40	2,230	2,241,119
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.784	(c)	11/25/28	52	51,652
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	1.884	(c)	04/25/29	90	90,235
Series 2020-02, Class M1A, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.084	(c)	10/25/30	1	508
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	4.084	(c)	10/25/30	480	481,808
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.584	(c)	10/25/30	340	345,085
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.484	(c)	05/25/30	640	649,084
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.234	(c)	10/25/30	867	877,912
Fannie Mae Interest Strips,
Series 422, Class C7, IO	3.500		11/25/35	4,709	603,433
Fannie Mae REMICS,
Series 2018-80, Class GC	3.500		10/25/48	1,500	1,661,487
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450	(c)	08/25/33	6,150	6,357,765
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.184	(c)	06/25/50	615	642,521
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.084	(c)	06/25/50	234	234,738
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.084	(c)	08/25/50	4,190	4,456,673
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850	(c)	10/25/50	630	671,361
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850	(c)	10/25/50	470	475,315

See Notes to Financial Statements.

PGIM Strategic Bond Fund    45

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.050	%(c)	12/25/50	3,240	$3,272,398
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	3.184	(c)	03/25/50	250	253,860
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.684	(c)	07/25/50	3,095	3,127,510
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.334	(c)	09/25/50	1,080	1,135,328
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100	(c)	01/25/34	2,320	2,363,921
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228		11/26/49	7,798	7,836,090
Government National Mortgage Assoc.,
Series 2016-69, Class B	3.000		05/20/46	5,366	5,649,575
Series 2019-137, Class IO, IO	3.000		11/20/49	6,606	837,233
Series 2019-159, Class IJ, IO	3.500		12/20/49	1,195	198,340
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.684	(c)	10/25/28	53	53,268
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.734	(c)	05/25/29	138	137,935
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000		06/25/59	941	943,681
Series 2020-GS05, Class A1, 144A	3.250		06/25/60	1,812	1,843,329
Series 2020-SL01, Class A, 144A	2.734		01/25/60	3,233	3,258,931
Series 2021-SL01, Class A, 144A	1.991	(cc)	09/25/60	2,640	2,639,746
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.696	(c)	12/11/21	18,520	18,521,104
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.846	(c)	03/31/23	4,620	4,635,064
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.846	(c)	03/31/23	5,330	5,336,252
Series 2021-EBO06, Class A1X, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.696	(c)	02/16/22	6,560	6,567,081
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.834	(c)	01/25/48	189	188,859
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.899	(c)	12/25/22	5,266	5,290,591

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust, (cont’d.)
Series 2021-1R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	2.996	%(c)	02/27/24		8,512	$8,661,558
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1B, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.084	(c)	10/25/30		953	954,416
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.684	(c)	10/25/30		1,865	1,886,006
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453	(c)	07/30/75	EUR	3,235	3,798,414

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $138,274,853)						139,833,523

SOVEREIGN BONDS 4.0%
1MDB Global Investments Ltd. (Malaysia),
Sr. Unsec’d. Notes	4.400		03/09/23		4,000	4,042,732
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes	9.500		11/12/25		2,360	2,638,721
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.500	(cc)	07/09/30		1,570	610,978
Sr. Unsec’d. Notes	2.000	(cc)	01/09/38		400	163,608
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375		08/20/30		735	741,903
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333		02/15/28		2,471	2,670,167
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes	1.375		09/23/50	EUR	1,750	2,065,488
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes	4.250		01/26/23		690	706,912
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875		04/18/24		1,300	1,377,671
Sr. Unsec’d. Notes, 144A	5.950		01/25/27		3,370	3,826,712
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	120	212,077
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900		02/14/27	EUR	1,080	1,297,526
Sr. Unsec’d. Notes	1.100		03/12/33	EUR	615	717,084

See Notes to Financial Statements.

PGIM Strategic Bond Fund    47

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	1.450%	09/18/26	EUR	135	$167,679
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	860	1,070,025
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	380	538,420
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	4.500	04/03/20		1,380	1,789,203
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,670	2,205,612
Sr. Unsec’d. Notes, 144A	5.750	12/31/32		812	823,490
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		200	206,451
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		200	212,140
Lembaga Pembiayaan Ekspor Indonesia (Indonesia),
Sr. Unsec’d. Notes, EMTN	3.875	04/06/24		801	855,980
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes	5.500	11/03/21		680	684,378
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	229,358
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		2,410	2,696,355
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes	3.875	03/08/22		1,550	1,562,024
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A	8.250	04/15/24		1,699	1,821,796
Sr. Unsec’d. Notes, 144A	8.250	09/30/25		600	653,251
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		640	863,225
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.875	10/17/29		1,000	1,055,348
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	1,540	2,729,674
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		3,300	4,233,274
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	3,103	4,290,352
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	740	1,101,648
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	250	345,662
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	318	441,187
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	200	297,743

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25		200	$220,144
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	885	1,071,547
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	943	1,134,132
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	931	1,228,228
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,095	1,316,941
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	2,110	2,473,416
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		3,835	3,702,941
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes	5.625	12/05/22		2,360	2,407,375
Turkiye Ihracat Kredi Bankasi (Turkey),
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	240,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		1,210	1,380,454
Sr. Unsec’d. Notes	7.750	09/01/21		700	700,000
Sr. Unsec’d. Notes	7.750	09/01/22		100	104,438
Sr. Unsec’d. Notes	7.750	09/01/24		430	472,473
Sr. Unsec’d. Notes	8.994	02/01/24		200	222,511
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	2,645	2,979,758
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		3,550	3,707,551
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		520	559,532
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		650	723,161
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		2,100	2,542,150
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		500	659,393

TOTAL SOVEREIGN BONDS
(cost $77,492,714)					79,791,999

U.S. GOVERNMENT AGENCY OBLIGATION 0.5%
Government National Mortgage Assoc.Government National Mortgage Assoc.
(cost $10,408,874)	3.000	12/20/49		9,986	10,447,085

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds	1.375	11/15/40		260	240,784
U.S. Treasury Bonds(k)	2.250	05/15/41		25,620	27,417,403
U.S. Treasury Bonds	2.500	02/15/46		17,530	19,581,558
U.S. Treasury Bonds(k)	3.000	11/15/44		1,215	1,469,580
U.S. Treasury Bonds(k)	3.000	05/15/45		2,465	2,991,509
U.S. Treasury Bonds(k)	3.125	02/15/43		5,695	6,978,155

See Notes to Financial Statements.

PGIM Strategic Bond Fund    49

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(Continued)
U.S. Treasury Bonds	3.375%	11/15/48	3,760	$4,945,575
U.S. Treasury Bonds	3.625	08/15/43	1,545	2,039,159
U.S. Treasury Bonds(k)	3.625	02/15/44	4,095	5,425,875
U.S. Treasury Notes	0.125	05/31/23	170	169,867
U.S. Treasury Notes(k)	2.125	05/15/25	9,055	9,573,540
U.S. Treasury Notes(k)	2.250	11/15/27	55	59,280
U.S. Treasury Notes(k)	2.375	08/15/24	280	296,362
U.S. Treasury Notes	2.875	05/15/28	61,045	68,341,785
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	525	349,043
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	305	199,561
U.S. Treasury Strips Coupon	1.781(s)	08/15/40	12,460	8,643,152
U.S. Treasury Strips Coupon	1.810(s)	02/15/40	4,360	3,054,895
U.S. Treasury Strips Coupon(k)	2.056(s)	11/15/38	1,185	862,643
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	1,200	864,703
U.S. Treasury Strips Coupon(k)	2.208(s)	05/15/39	2,435	1,742,071
U.S. Treasury Strips Coupon(k)	2.340(s)	02/15/43	7,190	4,644,010
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,247	1,425,440
U.S. Treasury Strips Coupon	2.423(s)	11/15/40	640	438,425
U.S. Treasury Strips Coupon	2.437(s)	05/15/44	2,230	1,406,904
U.S. Treasury Strips Principal(k)	2.046(s)	11/15/44	2,645	1,681,021

TOTAL U.S. TREASURY OBLIGATIONS
(cost $171,708,492)				174,842,300

	Shares

COMMON STOCKS 0.7%

Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	1,179	31,951

Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	94,780

Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)*	14,838	3,657,567

Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	10,516	200,751

Oil, Gas & Consumable Fuels 0.5%
Chesapeake Energy Corp.	134,120	7,485,237

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp. Backstop Commitment	771	$43,030
Extraction Oil & Gas, Inc.*	36,450	1,659,568

		9,187,835

TOTAL COMMON STOCKS
(cost $5,979,318)		13,172,884

EXCHANGE-TRADED FUND 0.8%
iShares iBoxx High Yield Corporate Bond ETF(a)
(cost $16,818,707)	193,060	17,006,655

	Units

WARRANTS* 0.0%

Hotels, Restaurants & Leisure
CEC Brands LLC, expiring 12/31/25
(cost $0)	30,389	101,803

TOTAL LONG-TERM INVESTMENTS
(cost $1,820,413,069)		1,882,299,130

	Shares

SHORT-TERM INVESTMENTS 7.9%

AFFILIATED MUTUAL FUNDS 7.9%
PGIM Core Ultra Short Bond Fund(wa)	110,839,456	110,839,456
PGIM Institutional Money Market Fund
(cost $46,854,626; includes $46,852,074 of cash collateral for securities on loan)(b)(wa)	46,897,400	46,869,262

TOTAL SHORT-TERM INVESTMENTS
(cost $157,694,082)		157,708,718

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.6%
(cost $1,978,107,151)		2,040,007,848

See Notes to Financial Statements.

PGIM Strategic Bond Fund    51

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Description	Value

OPTIONS WRITTEN*~ (0.0)%
(premiums received $414,922)	$(560,816)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.6%
(cost $1,977,692,229)	2,039,447,032
Liabilities in excess of other assets(z) (1.6)%	(31,400,767)

NET ASSETS 100.0%	$2,008,046,265

Below is a list of the abbreviation(s) used in the semiannual report:
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate

See Notes to Financial Statements.

CPI—Consumer Price Index
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
OJSC—Open Joint-Stock Company
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $18,289,234 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,995,590; cash collateral of $46,852,074 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    53

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#		Value
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	09/15/21	$100.00	5.00%(Q	)	CDX.NA.HY.36.V1(Q	)		16,700	$(3,017)
CDX.NA.HY.36.V1, 06/20/26	Put	Credit Suisse International	11/17/21	$98.00	5.00%(Q	)	CDX.NA.HY.36.V1(Q	)		2,000	(2,067)
GS_21-PJA††^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M	)	GS_21-PJA(M	)		44,920	(7,015)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	10/20/21	5.00%	5.00%(Q	)	iTraxx.XO.35.V1(Q	)	EUR	10,550	(5,270)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	12/15/21	7.00%	5.00%(Q	)	iTraxx.XO.35.V1(Q	)	EUR	10,000	(9,755)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	7.00%	5.00%(Q	)	iTraxx.XO.35.V1(Q	)	EUR	31,090	(294,445)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	06/15/22	9.00%	5.00%(Q	)	iTraxx.XO.35.V1(Q	)	EUR	29,630	(239,247)

Total Options Written (premiums received $414,922)											$(560,816)

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

Futures contracts outstanding at August 31, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
5,558	5 Year U.S. Treasury Notes	Dec. 2021	$687,628,812	$1,229,620
308	10 Year U.S. Ultra Treasury Notes	Dec. 2021	45,588,814	(167,368)
112	20 Year U.S. Treasury Bonds	Dec. 2021	18,252,500	28,870

				1,091,122

Short Positions:
5,164	2 Year U.S. Treasury Notes	Dec. 2021	1,137,774,443	(754,871)
302	5 Year Euro-Bobl	Sep. 2021	48,128,480	(317,380)
193	5 Year Euro-Bobl	Dec. 2021	30,935,355	15,783
130	10 Year Euro-Bund	Sep. 2021	26,931,136	(494,117)
98	10 Year Euro-Bund	Dec. 2021	19,965,207	38,100
241	10 Year U.S. Treasury Notes	Dec. 2021	32,162,204	(26,714)
146	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	28,803,063	110,432

See Notes to Financial Statements.

Futures contracts outstanding at August 31, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
141	Euro Schatz Index	Sep. 2021	$18,693,020	$(17,427)
116	Euro Schatz Index	Dec. 2021	15,379,340	4,692

				(1,441,502)

				$(350,380)

Forward foreign currency exchange contracts outstanding at August 31, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Bank of America, N.A.	AUD	2,229	$1,644,000	$1,630,720	$—	$(13,280)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	944	705,000	690,617	—	(14,383)
Brazilian Real,
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	15,530	2,985,726	3,002,690	16,964	—
Expiring 10/04/21	Credit Suisse International	BRL	15,530	2,939,831	2,988,971	49,140	—
Expiring 10/04/21	The Toronto-Dominion Bank	BRL	28,880	5,599,000	5,558,510	—	(40,490)
British Pound,
Expiring 10/19/21	Bank of America, N.A.	GBP	1,736	2,408,000	2,387,188	—	(20,812)
Expiring 10/19/21	Goldman Sachs International	GBP	1,241	1,729,000	1,706,019	—	(22,981)
Expiring 10/19/21	Goldman Sachs International	GBP	1,079	1,489,000	1,484,180	—	(4,820)
Canadian Dollar,
Expiring 10/19/21	Goldman Sachs International	CAD	3,031	2,408,000	2,402,510	—	(5,490)
Expiring 10/19/21	Goldman Sachs International	CAD	2,910	2,315,000	2,306,348	—	(8,652)
Expiring 10/19/21	Goldman Sachs International	CAD	2,641	2,091,000	2,092,968	1,968	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	4,520	3,527,000	3,582,019	55,019	—
Chilean Peso,
Expiring 09/15/21	Citibank, N.A.	CLP	963,795	1,340,000	1,244,711	—	(95,289)
Expiring 09/15/21	Credit Suisse International	CLP	1,252,086	1,649,000	1,617,029	—	(31,971)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    55

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/15/21	Credit Suisse International	CLP	1,068,553	$1,437,000	$1,380,003	$—	$(56,997)
Expiring 09/15/21	Goldman Sachs International	CLP	1,447,066	1,854,000	1,868,839	14,839	—
Expiring 09/15/21	Goldman Sachs International	CLP	1,052,158	1,376,000	1,358,829	—	(17,171)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	CLP	1,309,514	1,670,000	1,691,196	21,196	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	1,258,862	1,594,000	1,625,780	31,780	—
Expiring 09/15/21	UBS AG	CLP	1,262,430	1,660,000	1,630,388	—	(29,612)
Chinese Renminbi,
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	271,848	41,651,088	41,857,141	206,053	—
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	5,935,142	1,538,000	1,573,435	35,435	—
Expiring 09/15/21	Citibank, N.A.	COP	9,915,387	2,755,958	2,628,618	—	(127,340)
Expiring 09/15/21	Citibank, N.A.	COP	7,939,017	2,190,000	2,104,673	—	(85,327)
Expiring 09/15/21	Goldman Sachs International	COP	5,259,860	1,453,000	1,394,415	—	(58,585)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	7,398,950	1,914,000	1,961,498	47,498	—
Expiring 09/15/21	UBS AG	COP	5,884,606	1,519,000	1,560,038	41,038	—
Czech Koruna,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	34,098	1,561,000	1,582,682	21,682	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	16,648	765,694	772,702	7,008	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CZK	28,008	1,288,782	1,299,997	11,215	—
Expiring 10/19/21	UBS AG	CZK	51,061	2,340,000	2,369,991	29,991	—
Euro,
Expiring 10/19/21	Barclays Bank PLC	EUR	9,396	11,108,404	11,105,052	—	(3,352)
Expiring 10/19/21	Citibank, N.A.	EUR	2,373	2,819,545	2,805,033	—	(14,512)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	1,635	1,936,000	1,932,315	—	(3,685)
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	9,980	11,831,704	11,795,345	—	(36,359)
Expiring 10/19/21	The Toronto-Dominion Bank	EUR	248	293,977	293,051	—	(926)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	717,416	2,353,000	2,423,941	70,941	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 10/19/21	Barclays Bank PLC	HUF	449,586	$1,479,000	$1,519,023	$40,023	$—
Indian Rupee,
Expiring 09/15/21	BNP Paribas S.A.	INR	165,225	2,229,000	2,260,041	31,041	—
Expiring 09/15/21	Citibank, N.A.	INR	1,338,392	18,140,184	18,307,323	167,139	—
Expiring 09/15/21	Credit Suisse International	INR	227,740	3,044,000	3,115,162	71,162	—
Expiring 09/15/21	Credit Suisse International	INR	177,541	2,365,000	2,428,506	63,506	—
Expiring 09/15/21	Goldman Sachs International	INR	172,027	2,325,000	2,353,085	28,085	—
Expiring 09/15/21	Goldman Sachs International	INR	168,427	2,275,000	2,303,850	28,850	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	286,870	3,857,000	3,923,981	66,981	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	198,133	2,687,000	2,710,177	23,177	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	175,338	2,352,000	2,398,379	46,379	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	164,123	2,190,000	2,244,972	54,972	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	158,353	2,114,000	2,166,052	52,052	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	462,466	6,228,000	6,325,891	97,891	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	289,595	3,869,000	3,961,249	92,249	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	172,056	2,308,000	2,353,480	45,480	—
Expiring 09/15/21	Standard Chartered Bank	INR	350,676	4,712,000	4,796,755	84,755	—
Expiring 09/15/21	Standard Chartered Bank	INR	178,984	2,393,000	2,448,256	55,256	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	298,369	3,976,000	4,043,455	67,455	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	295,688	3,946,000	4,007,123	61,123	—
Expiring 12/15/21	Morgan Stanley & Co. International PLC	INR	183,675	2,449,001	2,489,142	40,141	—
Indonesian Rupiah,
Expiring 09/15/21	Barclays Bank PLC	IDR	32,929,716	2,282,000	2,313,985	31,985	—
Expiring 09/15/21	HSBC Bank PLC	IDR	178,975,701	12,431,458	12,576,697	145,239	—
Expiring 12/15/21	HSBC Bank PLC	IDR	22,855,860	1,558,000	1,590,221	32,221	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    57

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	22,686,755	$1,547,000	$1,578,455	$31,455	$—
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	43,426	13,382,555	13,538,905	156,350	—
Expiring 09/17/21	Bank of America, N.A.	ILS	12,519	3,884,000	3,902,895	18,895	—
Expiring 09/17/21	Bank of America, N.A.	ILS	7,438	2,311,000	2,319,015	8,015	—
Expiring 09/17/21	Bank of America, N.A.	ILS	6,863	2,125,000	2,139,657	14,657	—
Expiring 09/17/21	Barclays Bank PLC	ILS	12,952	4,036,000	4,037,855	1,855	—
Expiring 09/17/21	Barclays Bank PLC	ILS	7,568	2,352,000	2,359,449	7,449	—
Expiring 09/17/21	BNP Paribas S.A.	ILS	8,499	2,639,171	2,649,849	10,678	—
Expiring 09/17/21	Citibank, N.A.	ILS	14,561	4,543,000	4,539,493	—	(3,507)
Expiring 09/17/21	Citibank, N.A.	ILS	8,003	2,493,000	2,495,016	2,016	—
Expiring 09/17/21	JPMorgan Chase Bank, N.A.	ILS	8,879	2,721,000	2,768,086	47,086	—
Expiring 12/15/21	Citibank, N.A.	ILS	7,537	2,355,000	2,352,279	—	(2,721)
Japanese Yen,
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	467,499	4,275,348	4,251,156	—	(24,192)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	JPY	188,701	1,721,000	1,715,930	—	(5,070)
Mexican Peso,
Expiring 09/15/21	BNP Paribas S.A.	MXN	37,615	1,818,000	1,868,957	50,957	—
Expiring 09/15/21	BNP Paribas S.A.	MXN	30,079	1,498,000	1,494,515	—	(3,485)
Expiring 09/15/21	Citibank, N.A.	MXN	77,973	3,928,121	3,874,244	—	(53,877)
Expiring 09/15/21	Goldman Sachs International	MXN	30,296	1,503,000	1,505,300	2,300	—
Expiring 09/15/21	Goldman Sachs International	MXN	28,764	1,443,000	1,429,181	—	(13,819)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	79,063	3,967,000	3,928,394	—	(38,606)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	52,126	2,602,000	2,589,989	—	(12,011)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	46,523	2,317,000	2,311,570	—	(5,430)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	45,238	2,267,000	2,247,742	—	(19,258)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	31,501	1,579,000	1,565,164	—	(13,836)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	30,692	1,512,000	1,525,014	13,014	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	30,156	1,505,000	1,498,350	—	(6,650)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	29,715	$1,483,000	$1,476,433	$—	$(6,567)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MXN	68,593	3,392,333	3,408,170	15,837	—
Expiring 09/15/21	UBS AG	MXN	25,873	1,272,000	1,285,535	13,535	—
New Taiwanese Dollar,
Expiring 09/15/21	Citibank, N.A.	TWD	109,291	3,914,000	3,958,433	44,433	—
Expiring 09/15/21	Citibank, N.A.	TWD	65,978	2,412,000	2,389,674	—	(22,326)
Expiring 09/15/21	Credit Suisse International	TWD	65,453	2,347,000	2,370,669	23,669	—
Expiring 09/15/21	Credit Suisse International	TWD	63,467	2,287,000	2,298,716	11,716	—
Expiring 09/15/21	Goldman Sachs International	TWD	68,544	2,455,000	2,482,603	27,603	—
Expiring 09/15/21	Goldman Sachs International	TWD	66,149	2,374,000	2,395,878	21,878	—
Expiring 09/15/21	Goldman Sachs International	TWD	61,145	2,202,000	2,214,636	12,636	—
Expiring 09/15/21	Goldman Sachs International	TWD	60,709	2,218,000	2,198,835	—	(19,165)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	108,022	3,878,000	3,912,473	34,473	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	106,331	3,793,000	3,851,240	58,240	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	83,581	3,057,000	3,027,264	—	(29,736)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	67,091	2,405,000	2,429,994	24,994	—
Expiring 09/15/21	Standard Chartered Bank	TWD	63,935	2,291,000	2,315,681	24,681	—
Expiring 12/15/21	Standard Chartered Bank	TWD	392,893	14,214,145	14,325,617	111,472	—
New Zealand Dollar,
Expiring 10/19/21	Bank of America, N.A.	NZD	2,213	1,541,000	1,559,291	18,291	—
Expiring 10/19/21	Citibank, N.A.	NZD	1,920	1,335,000	1,352,514	17,514	—
Expiring 10/19/21	Goldman Sachs International	NZD	2,012	1,408,000	1,417,577	9,577	—
Expiring 10/19/21	Goldman Sachs International	NZD	1,994	1,395,000	1,405,037	10,037	—
Expiring 10/19/21	Goldman Sachs International	NZD	1,991	1,395,000	1,402,893	7,893	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund      59

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	NZD	2,305	$1,613,000	$1,623,770	$10,770	$—
Norwegian Krone,
Expiring 10/19/21	Bank of America, N.A.	NOK	13,898	1,568,000	1,598,459	30,459	—
Expiring 10/19/21	Citibank, N.A.	NOK	9,350	1,057,000	1,075,390	18,390	—
Expiring 10/19/21	Goldman Sachs International	NOK	13,689	1,549,000	1,574,380	25,380	—
Expiring 10/19/21	Goldman Sachs International	NOK	11,339	1,276,000	1,304,069	28,069	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	NOK	13,809	1,527,000	1,588,171	61,171	—
Peruvian Nuevo Sol,
Expiring 09/15/21	BNP Paribas S.A.	PEN	11,897	3,106,000	2,908,286	—	(197,714)
Expiring 09/15/21	BNP Paribas S.A.	PEN	9,069	2,296,000	2,217,089	—	(78,911)
Expiring 09/15/21	Citibank, N.A.	PEN	6,279	1,527,000	1,534,993	7,993	—
Expiring 09/15/21	Goldman Sachs International	PEN	9,422	2,380,000	2,303,299	—	(76,701)
Expiring 09/15/21	Goldman Sachs International	PEN	7,947	2,011,000	1,942,769	—	(68,231)
Expiring 09/15/21	Standard Chartered Bank	PEN	10,172	2,490,000	2,486,598	—	(3,402)
Philippine Peso,
Expiring 09/15/21	Citibank, N.A.	PHP	397,297	7,848,000	7,997,964	149,964	—
Expiring 09/15/21	Citibank, N.A.	PHP	252,919	5,007,000	5,091,488	84,488	—
Expiring 09/15/21	Citibank, N.A.	PHP	230,928	4,582,000	4,648,802	66,802	—
Expiring 09/15/21	Citibank, N.A.	PHP	148,694	3,035,000	2,993,345	—	(41,655)
Expiring 09/15/21	Citibank, N.A.	PHP	112,154	2,294,000	2,257,758	—	(36,242)
Expiring 09/15/21	Citibank, N.A.	PHP	109,519	2,250,000	2,204,715	—	(45,285)
Expiring 09/15/21	Goldman Sachs International	PHP	236,917	4,684,000	4,769,356	85,356	—
Expiring 09/15/21	Goldman Sachs International	PHP	109,016	2,251,000	2,194,593	—	(56,407)
Expiring 09/15/21	HSBC Bank PLC	PHP	318,991	6,269,000	6,421,592	152,592	—
Expiring 09/15/21	HSBC Bank PLC	PHP	243,780	4,842,000	4,907,524	65,524	—
Expiring 09/15/21	HSBC Bank PLC	PHP	230,783	4,564,000	4,645,874	81,874	—
Expiring 09/15/21	HSBC Bank PLC	PHP	114,053	2,328,000	2,295,987	—	(32,013)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	110,959	2,303,000	2,233,700	—	(69,300)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	93,234	1,935,043	1,876,893	—	(58,150)
Expiring 09/15/21	Standard Chartered Bank	PHP	348,321	6,911,000	7,012,035	101,035	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/15/21	Standard Chartered Bank	PHP	276,232	$5,460,000	$5,560,816	$100,816	$—
Expiring 09/15/21	Standard Chartered Bank	PHP	188,545	3,753,000	3,795,597	42,597	—
Expiring 09/15/21	Standard Chartered Bank	PHP	156,022	3,099,000	3,140,874	41,874	—
Polish Zloty,
Expiring 10/19/21	Barclays Bank PLC	PLN	11,368	2,963,641	2,968,188	4,547	—
Expiring 10/19/21	HSBC Bank PLC	PLN	14,212	3,695,762	3,710,903	15,141	—
Russian Ruble,
Expiring 09/15/21	Bank of America, N.A.	RUB	142,355	1,911,000	1,939,397	28,397	—
Expiring 09/15/21	Barclays Bank PLC	RUB	284,725	3,869,000	3,878,998	9,998	—
Expiring 09/15/21	Barclays Bank PLC	RUB	224,810	3,054,000	3,062,737	8,737	—
Expiring 09/15/21	Barclays Bank PLC	RUB	171,481	2,338,000	2,336,192	—	(1,808)
Expiring 09/15/21	Barclays Bank PLC	RUB	164,437	2,238,000	2,240,233	2,233	—
Expiring 09/15/21	Barclays Bank PLC	RUB	129,744	1,742,000	1,767,589	25,589	—
Expiring 09/15/21	Barclays Bank PLC	RUB	111,958	1,507,000	1,525,277	18,277	—
Expiring 09/15/21	Goldman Sachs International	RUB	114,670	1,532,000	1,562,227	30,227	—
Expiring 09/15/21	Goldman Sachs International	RUB	96,996	1,318,000	1,321,443	3,443	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	155,817	2,095,000	2,122,795	27,795	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	123,199	1,671,000	1,678,427	7,427	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	185,216	2,525,000	2,523,322	—	(1,678)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	176,437	2,355,000	2,403,710	48,710	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	172,366	2,334,000	2,348,253	14,253	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	171,547	2,280,000	2,337,099	57,099	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	169,269	2,280,000	2,306,068	26,068	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	167,437	2,300,000	2,281,106	—	(18,894)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	163,901	2,250,000	2,232,933	—	(17,067)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	122,567	1,659,000	1,669,809	10,809	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund      61

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	117,059	$1,594,000	$1,594,765	$765	$—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	114,823	1,545,000	1,564,306	19,306	—
Singapore Dollar,
Expiring 09/15/21	Citibank, N.A.	SGD	3,327	2,462,000	2,474,308	12,308	—
Expiring 09/15/21	Credit Suisse International	SGD	3,247	2,394,000	2,415,384	21,384	—
Expiring 09/15/21	Goldman Sachs International	SGD	6,162	4,543,000	4,582,755	39,755	—
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	3,497	2,573,000	2,600,882	27,882	—
Expiring 09/15/21	UBS AG	SGD	3,359	2,484,000	2,498,055	14,055	—
South African Rand,
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	22,730	1,519,000	1,561,460	42,460	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	16,120	1,159,000	1,107,395	—	(51,605)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	12,424	904,000	853,441	—	(50,559)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	ZAR	25,161	1,810,000	1,728,434	—	(81,566)
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	4,411,761	3,826,000	3,806,452	—	(19,548)
Expiring 09/15/21	Goldman Sachs International	KRW	2,791,795	2,433,000	2,408,751	—	(24,249)
Expiring 09/15/21	Goldman Sachs International	KRW	2,603,356	2,295,000	2,246,167	—	(48,833)
Expiring 09/15/21	HSBC Bank PLC	KRW	3,469,400	3,040,000	2,993,386	—	(46,614)
Expiring 09/15/21	HSBC Bank PLC	KRW	2,736,407	2,395,000	2,360,963	—	(34,037)
Expiring 09/15/21	HSBC Bank PLC	KRW	2,678,891	2,322,000	2,311,338	—	(10,662)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	2,649,083	2,289,000	2,285,619	—	(3,381)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	2,948,276	2,581,000	2,543,763	—	(37,237)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	2,631,557	2,291,000	2,270,499	—	(20,501)
Expiring 09/15/21	Standard Chartered Bank	KRW	4,517,280	3,938,000	3,897,494	—	(40,506)
Expiring 09/15/21	Standard Chartered Bank	KRW	1,771,067	1,546,000	1,528,070	—	(17,930)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/19/21	Bank of America, N.A.	SEK	11,749	$1,366,000	$1,361,987	$—	$(4,013)
Expiring 10/19/21	Barclays Bank PLC	SEK	5,712	666,123	662,129	—	(3,994)
Expiring 10/19/21	Goldman Sachs International	SEK	22,080	2,576,000	2,559,547	—	(16,453)
Swiss Franc,
Expiring 10/19/21	Barclays Bank PLC	CHF	1,376	1,504,001	1,504,557	556	—
Expiring 10/19/21	Goldman Sachs International	CHF	2,473	2,710,000	2,703,429	—	(6,571)
Expiring 10/19/21	Goldman Sachs International	CHF	2,275	2,482,000	2,487,550	5,550	—
Thai Baht,
Expiring 09/15/21	Goldman Sachs International	THB	168,886	5,407,828	5,239,343	—	(168,485)
Expiring 09/15/21	Goldman Sachs International	THB	72,732	2,262,000	2,256,366	—	(5,634)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	195,199	6,249,526	6,055,622	—	(193,904)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	THB	92,110	2,870,000	2,857,510	—	(12,490)
Expiring 09/15/21	Standard Chartered Bank	THB	98,635	3,055,000	3,059,949	4,949	—

				$589,165,949	$591,116,438	4,625,009	(2,674,520)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Goldman Sachs International	AUD	1,972	$1,461,000	$1,442,706	$18,294	$—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	AUD	3,038	2,224,000	2,223,223	777	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	1,975	1,430,000	1,445,481	—	(15,481)
Brazilian Real,
Expiring 09/02/21	Credit Suisse International	BRL	15,530	2,952,406	3,002,691	—	(50,285)
British Pound,
Expiring 10/19/21	BNP Paribas S.A.	GBP	1,478	2,052,000	2,031,815	20,185	—
Expiring 10/19/21	HSBC Bank PLC	GBP	29,737	41,180,481	40,888,848	291,633	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund      63

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/19/21	Barclays Bank PLC	CAD	2,227	$1,762,000	$1,764,827	$—	$(2,827)
Expiring 10/19/21	Goldman Sachs International	CAD	4,485	3,484,000	3,554,203	—	(70,203)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	2,903	2,278,000	2,300,455	—	(22,455)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	2,858	2,282,162	2,264,750	17,412	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	CAD	2,558	2,047,000	2,027,511	19,489	—
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	3,883,422	5,422,789	5,015,317	407,472	—
Expiring 09/15/21	Citibank, N.A.	CLP	1,804,077	2,302,000	2,329,909	—	(27,909)
Expiring 09/15/21	Goldman Sachs International	CLP	1,275,547	1,703,000	1,647,329	55,671	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	CLP	5,628,633	7,859,189	7,269,202	589,987	—
Chinese Renminbi,
Expiring 11/18/21	HSBC Bank PLC	CNH	19,949	3,056,000	3,071,533	—	(15,533)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	25,871	3,963,000	3,983,448	—	(20,448)
Expiring 11/18/21	JPMorgan Chase Bank, N.A.	CNH	20,135	3,078,000	3,100,265	—	(22,265)
Expiring 11/18/21	Morgan Stanley & Co. International PLC	CNH	28,365	4,336,000	4,367,465	—	(31,465)
Colombian Peso,
Expiring 09/15/21	BNP Paribas S.A.	COP	5,580,017	1,470,000	1,479,290	—	(9,290)
Expiring 09/15/21	Citibank, N.A.	COP	5,675,323	1,498,000	1,504,556	—	(6,556)
Expiring 09/15/21	Citibank, N.A.	COP	5,527,303	1,469,000	1,465,315	3,685	—
Expiring 09/15/21	Goldman Sachs International	COP	8,546,720	2,277,000	2,265,777	11,223	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	8,187,467	2,148,000	2,170,538	—	(22,538)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	6,790,805	1,757,000	1,800,276	—	(43,276)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	6,628,297	1,728,000	1,757,194	—	(29,194)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	6,546,679	1,674,000	1,735,557	—	(61,557)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	5,718,750	1,500,000	1,516,069	—	(16,069)
Czech Koruna,
Expiring 10/19/21	BNP Paribas S.A.	CZK	32,665	1,525,000	1,516,134	8,866	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/21	Citibank, N.A.	CZK	52,292	$2,402,000	$2,427,150	$—	$(25,150)
Expiring 10/19/21	Goldman Sachs International	CZK	51,817	2,379,000	2,405,115	—	(26,115)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	50,549	2,317,000	2,346,228	—	(29,228)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CZK	31,839	1,484,000	1,477,819	6,181	—
Euro,
Expiring 10/19/21	Bank of America, N.A.	EUR	7,143	8,448,822	8,441,865	6,957	—
Expiring 10/19/21	BNP Paribas S.A.	EUR	100,036	118,639,819	118,232,276	407,543	—
Expiring 10/19/21	Goldman Sachs International	EUR	1,797	2,114,000	2,123,967	—	(9,967)
Expiring 10/19/21	HSBC Bank PLC	EUR	69,506	82,656,905	82,148,804	508,101	—
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	EUR	1,666	1,955,000	1,969,020	—	(14,020)
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	3,227,923	10,746,580	10,906,224	—	(159,644)
Expiring 10/19/21	Barclays Bank PLC	HUF	736,593	2,462,000	2,488,737	—	(26,737)
Expiring 10/19/21	Barclays Bank PLC	HUF	613,235	2,029,000	2,071,944	—	(42,944)
Expiring 10/19/21	Goldman Sachs International	HUF	745,783	2,513,000	2,519,786	—	(6,786)
Expiring 10/19/21	Goldman Sachs International	HUF	722,112	2,393,000	2,439,808	—	(46,808)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	946,207	3,156,000	3,196,960	—	(40,960)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	709,770	2,377,000	2,398,108	—	(21,108)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	HUF	528,193	1,723,000	1,784,611	—	(61,611)
Indian Rupee,
Expiring 09/15/21	Credit Suisse International	INR	175,337	2,348,000	2,398,363	—	(50,363)
Expiring 09/15/21	HSBC Bank PLC	INR	339,750	4,504,000	4,647,306	—	(143,306)
Expiring 09/15/21	HSBC Bank PLC	INR	201,941	2,680,000	2,762,265	—	(82,265)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	285,306	3,798,000	3,902,583	—	(104,583)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	235,510	3,137,000	3,221,450	—	(84,450)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	234,611	3,139,000	3,209,146	—	(70,146)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	INR	175,925	2,363,000	2,406,412	—	(43,412)

See Notes to Financial Statements.

PGIM Strategic Bond Fund      65

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	299,549	$3,984,000	$4,097,410	$—	$(113,410)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	286,599	3,817,000	3,920,278	—	(103,278)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	180,712	2,398,000	2,471,888	—	(73,888)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	178,292	2,371,000	2,438,786	—	(67,786)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	171,379	2,293,000	2,344,222	—	(51,222)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	INR	170,294	2,282,000	2,329,386	—	(47,386)
Expiring 09/15/21	Standard Chartered Bank	INR	589,145	7,811,000	8,058,673	—	(247,673)
Expiring 09/15/21	Standard Chartered Bank	INR	288,305	3,851,000	3,943,609	—	(92,609)
Expiring 09/15/21	Standard Chartered Bank	INR	177,150	2,366,000	2,423,157	—	(57,157)
Indonesian Rupiah,
Expiring 09/15/21	BNP Paribas S.A.	IDR	53,278,269	3,646,000	3,743,886	—	(97,886)
Expiring 09/15/21	Credit Suisse International	IDR	33,213,408	2,275,000	2,333,920	—	(58,920)
Expiring 09/15/21	Goldman Sachs International	IDR	33,433,152	2,317,000	2,349,362	—	(32,362)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	IDR	35,251,380	2,412,000	2,477,129	—	(65,129)
Expiring 09/15/21	Standard Chartered Bank	IDR	55,950,258	3,822,000	3,931,648	—	(109,648)
Expiring 12/15/21	Morgan Stanley & Co. International PLC	IDR	23,363,393	1,601,000	1,625,533	—	(24,533)
Israeli Shekel,
Expiring 09/17/21	Bank of America, N.A.	ILS	7,762	2,366,000	2,419,828	—	(53,828)
Expiring 09/17/21	Barclays Bank PLC	ILS	15,170	4,640,000	4,729,420	—	(89,420)
Expiring 09/17/21	Barclays Bank PLC	ILS	12,828	3,909,000	3,999,213	—	(90,213)
Expiring 09/17/21	Barclays Bank PLC	ILS	12,823	3,919,000	3,997,922	—	(78,922)
Expiring 09/17/21	Barclays Bank PLC	ILS	12,287	3,781,000	3,830,773	—	(49,773)
Expiring 09/17/21	Barclays Bank PLC	ILS	10,037	3,080,000	3,129,235	—	(49,235)
Expiring 09/17/21	Barclays Bank PLC	ILS	7,587	2,356,000	2,365,236	—	(9,236)
Expiring 09/17/21	Barclays Bank PLC	ILS	7,543	2,288,000	2,351,681	—	(63,681)
Expiring 09/17/21	Barclays Bank PLC	ILS	7,440	2,286,000	2,319,550	—	(33,550)
Expiring 09/17/21	Barclays Bank PLC	ILS	7,215	2,214,000	2,249,461	—	(35,461)
Expiring 09/17/21	Citibank, N.A.	ILS	14,629	4,512,000	4,560,818	—	(48,818)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/17/21	Citibank, N.A.	ILS	7,800	$2,383,000	$2,431,903	$—	$(48,903)
Expiring 09/17/21	Citibank, N.A.	ILS	7,586	2,319,000	2,365,180	—	(46,180)
Expiring 12/15/21	BNP Paribas S.A.	ILS	8,499	2,642,124	2,652,822	—	(10,698)
Japanese Yen,
Expiring 10/19/21	Citibank, N.A.	JPY	160,959	1,470,000	1,463,668	6,332	—
Expiring 10/19/21	Goldman Sachs International	JPY	186,189	1,688,000	1,693,089	—	(5,089)
Expiring 10/19/21	Goldman Sachs International	JPY	172,737	1,567,000	1,570,767	—	(3,767)
Mexican Peso,
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	MXN	66,368	3,288,000	3,297,634	—	(9,634)
New Taiwanese Dollar,
Expiring 09/15/21	Goldman Sachs International	TWD	327,692	11,958,696	11,868,792	89,904	—
Expiring 09/15/21	HSBC Bank PLC	TWD	138,025	4,945,000	4,999,168	—	(54,168)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	TWD	64,245	2,321,000	2,326,921	—	(5,921)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	TWD	66,840	2,385,000	2,420,887	—	(35,887)
Expiring 09/15/21	Standard Chartered Bank	TWD	392,893	14,148,116	14,230,328	—	(82,212)
New Zealand Dollar,
Expiring 10/19/21	Goldman Sachs International	NZD	1,738	1,211,000	1,224,844	—	(13,844)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	5,098	3,486,000	3,592,066	—	(106,066)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	2,646	1,846,000	1,864,311	—	(18,311)
Norwegian Krone,
Expiring 10/19/21	Bank of America, N.A.	NOK	11,796	1,330,000	1,356,684	—	(26,684)
Expiring 10/19/21	Citibank, N.A.	NOK	26,978	3,070,931	3,102,785	—	(31,854)
Expiring 10/19/21	Citibank, N.A.	NOK	11,724	1,329,000	1,348,364	—	(19,364)
Expiring 10/19/21	Goldman Sachs International	NOK	15,169	1,736,000	1,744,579	—	(8,579)
Expiring 10/19/21	Goldman Sachs International	NOK	12,463	1,392,000	1,433,432	—	(41,432)
Expiring 10/19/21	Goldman Sachs International	NOK	11,772	1,325,000	1,353,963	—	(28,963)
Peruvian Nuevo Sol,
Expiring 09/15/21	Citibank, N.A.	PEN	11,782	3,002,000	2,880,257	121,743	—
Expiring 09/15/21	Citibank, N.A.	PEN	8,634	2,199,000	2,110,790	88,210	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    67

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/15/21	Goldman Sachs International	PEN	18,496	$4,893,038	$4,521,521	$371,517	$—
Expiring 09/15/21	Goldman Sachs International	PEN	11,724	3,021,000	2,866,066	154,934	—
Expiring 09/15/21	Goldman Sachs International	PEN	9,321	2,373,000	2,278,599	94,401	—
Expiring 09/15/21	Goldman Sachs International	PEN	1,869	457,126	456,781	345	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PEN	4,742	1,159,874	1,159,140	734	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	19,174	4,913,822	4,687,279	226,543	—
Philippine Peso,
Expiring 09/15/21	Barclays Bank PLC	PHP	152,351	3,116,000	3,066,960	49,040	—
Expiring 09/15/21	Citibank, N.A.	PHP	285,424	5,705,000	5,745,853	—	(40,853)
Expiring 09/15/21	Citibank, N.A.	PHP	111,587	2,290,000	2,246,353	43,647	—
Expiring 09/15/21	Citibank, N.A.	PHP	79,108	1,565,720	1,592,518	—	(26,798)
Expiring 09/15/21	Goldman Sachs International	PHP	237,670	4,691,000	4,784,510	—	(93,510)
Expiring 09/15/21	HSBC Bank PLC	PHP	402,325	8,072,000	8,099,189	—	(27,189)
Expiring 09/15/21	HSBC Bank PLC	PHP	121,301	2,393,000	2,441,906	—	(48,906)
Expiring 09/15/21	HSBC Bank PLC	PHP	108,472	2,162,000	2,183,640	—	(21,640)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	143,784	2,993,000	2,894,501	98,499	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	PHP	118,488	2,344,000	2,385,275	—	(41,275)
Expiring 09/15/21	Standard Chartered Bank	PHP	308,398	6,177,000	6,208,338	—	(31,338)
Expiring 09/15/21	Standard Chartered Bank	PHP	258,796	5,240,000	5,209,801	30,199	—
Expiring 09/15/21	Standard Chartered Bank	PHP	225,411	4,456,280	4,537,728	—	(81,448)
Expiring 09/15/21	Standard Chartered Bank	PHP	168,631	3,330,000	3,394,704	—	(64,704)
Expiring 09/15/21	Standard Chartered Bank	PHP	110,079	2,250,000	2,215,994	34,006	—
Polish Zloty,
Expiring 10/19/21	Goldman Sachs International	PLN	5,697	1,471,000	1,487,537	—	(16,537)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	10,446	2,702,000	2,727,450	—	(25,450)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	8,658	$2,235,000	$2,260,724	$—	$(25,724)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	PLN	5,353	1,394,000	1,397,815	—	(3,815)
Expiring 10/19/21	Morgan Stanley & Co. International PLC	PLN	8,731	2,240,000	2,279,679	—	(39,679)
Russian Ruble,
Expiring 09/15/21	Barclays Bank PLC	RUB	172,646	2,325,000	2,352,073	—	(27,073)
Expiring 09/15/21	Goldman Sachs International	RUB	170,151	2,298,000	2,318,075	—	(20,075)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	180,729	2,390,000	2,462,184	—	(72,184)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	RUB	166,819	2,276,000	2,272,689	3,311	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	222,427	3,002,000	3,030,270	—	(28,270)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	169,285	2,290,000	2,306,280	—	(16,280)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	RUB	91,630	1,233,325	1,248,333	—	(15,008)
Singapore Dollar,
Expiring 09/15/21	BNP Paribas S.A.	SGD	5,149	3,791,000	3,829,907	—	(38,907)
Expiring 09/15/21	BNP Paribas S.A.	SGD	4,042	3,048,000	3,006,234	41,766	—
Expiring 09/15/21	Credit Suisse International	SGD	5,836	4,291,000	4,340,818	—	(49,818)
Expiring 09/15/21	Credit Suisse International	SGD	3,157	2,353,000	2,347,973	5,027	—
Expiring 09/15/21	Goldman Sachs International	SGD	9,920	7,316,000	7,378,465	—	(62,465)
Expiring 09/15/21	Goldman Sachs International	SGD	7,261	5,363,000	5,400,154	—	(37,154)
Expiring 09/15/21	Goldman Sachs International	SGD	3,677	2,734,000	2,734,833	—	(833)
Expiring 09/15/21	Goldman Sachs International	SGD	3,265	2,419,000	2,428,049	—	(9,049)
Expiring 09/15/21	Goldman Sachs International	SGD	3,037	2,258,000	2,259,024	—	(1,024)
Expiring 09/15/21	HSBC Bank PLC	SGD	3,064	2,309,000	2,278,562	30,438	—
Expiring 09/15/21	HSBC Bank PLC	SGD	2,745	2,024,000	2,041,763	—	(17,763)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	4,261	3,147,000	3,169,539	—	(22,539)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    69

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	4,028	$2,966,000	$2,995,664	$—	$(29,664)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	SGD	3,010	2,240,000	2,238,543	1,457	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	5,537	4,082,000	4,118,195	—	(36,195)
Expiring 09/15/21	Morgan Stanley & Co. International PLC	SGD	5,145	3,801,000	3,826,881	—	(25,881)
Expiring 09/15/21	UBS AG	SGD	5,479	4,053,000	4,075,396	—	(22,396)
Expiring 09/15/21	UBS AG	SGD	5,399	4,006,000	4,015,906	—	(9,906)
Expiring 09/15/21	UBS AG	SGD	5,097	3,764,000	3,790,651	—	(26,651)
South African Rand,
Expiring 09/15/21	Bank of America, N.A.	ZAR	36,038	2,453,000	2,475,623	—	(22,623)
Expiring 09/15/21	Barclays Bank PLC	ZAR	29,184	1,962,000	2,004,793	—	(42,793)
Expiring 09/15/21	Barclays Bank PLC	ZAR	24,273	1,644,000	1,667,457	—	(23,457)
Expiring 09/15/21	Citibank, N.A.	ZAR	13,471	981,346	925,386	55,960	—
Expiring 09/15/21	Citibank, N.A.	ZAR	10,801	789,641	741,976	47,665	—
Expiring 09/15/21	Goldman Sachs International	ZAR	22,848	1,570,000	1,569,533	467	—
Expiring 09/15/21	Goldman Sachs International	ZAR	14,856	1,033,000	1,020,556	12,444	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	ZAR	21,361	1,455,000	1,467,421	—	(12,421)
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	9,128	654,869	627,068	27,801	—
South Korean Won,
Expiring 09/15/21	Citibank, N.A.	KRW	2,700,426	2,382,000	2,329,918	52,082	—
Expiring 09/15/21	Goldman Sachs International	KRW	3,596,087	3,226,000	3,102,691	123,309	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	3,649,501	3,184,000	3,148,777	35,223	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	KRW	2,634,962	2,321,000	2,273,436	47,564	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	KRW	11,651,936	10,452,417	10,053,251	399,166	—
Swedish Krona,
Expiring 10/19/21	Bank of America, N.A.	SEK	13,481	1,552,000	1,562,761	—	(10,761)
Expiring 10/19/21	Bank of America, N.A.	SEK	12,421	1,444,000	1,439,919	4,081	—
Expiring 10/19/21	Goldman Sachs International	SEK	12,530	1,445,000	1,452,465	—	(7,465)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at August 31, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/19/21	Goldman Sachs International	CHF	2,551	$2,794,000	$2,789,465	$4,535	$—
Expiring 10/19/21	Goldman Sachs International	CHF	1,494	1,651,000	1,633,991	17,009	—
Expiring 10/19/21	UBS AG	CHF	14,216	15,581,540	15,542,670	38,870	—
Thai Baht,
Expiring 09/15/21	Citibank, N.A.	THB	126,335	3,845,000	3,919,280	—	(74,280)
Expiring 09/15/21	Goldman Sachs International	THB	127,526	3,821,000	3,956,219	—	(135,219)
Expiring 09/15/21	Goldman Sachs International	THB	75,448	2,263,000	2,340,627	—	(77,627)
Expiring 09/15/21	Goldman Sachs International	THB	74,208	2,265,000	2,302,151	—	(37,151)
Expiring 09/15/21	HSBC Bank PLC	THB	101,696	3,092,000	3,154,898	—	(62,898)
Expiring 09/15/21	HSBC Bank PLC	THB	100,245	3,065,000	3,109,872	—	(44,872)
Expiring 09/15/21	HSBC Bank PLC	THB	77,099	2,343,000	2,391,825	—	(48,825)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	118,489	3,786,000	3,675,855	110,145	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	101,702	3,089,000	3,155,095	—	(66,095)
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	94,532	3,031,000	2,932,665	98,335	—
Expiring 09/15/21	JPMorgan Chase Bank, N.A.	THB	69,731	2,240,000	2,163,262	76,738	—
Expiring 09/15/21	Standard Chartered Bank	THB	96,289	3,082,000	2,987,173	94,827	—
Expiring 09/15/21	Standard Chartered Bank	THB	72,709	2,302,000	2,255,632	46,368	—
Expiring 09/15/21	The Toronto-Dominion Bank	THB	105,212	3,158,000	3,263,976	—	(105,976)
Expiring 09/15/21	UBS AG	THB	207,583	6,202,000	6,439,814	—	(237,814)
Expiring 09/15/21	UBS AG	THB	92,296	2,953,000	2,863,287	89,713	—
Expiring 12/15/21	Citibank, N.A.	THB	98,726	3,005,000	3,061,604	—	(56,604)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	112,256	3,411,000	3,481,175	—	(70,175)
Expiring 12/15/21	JPMorgan Chase Bank, N.A.	THB	108,057	3,236,000	3,350,945	—	(114,945)

				$823,512,018	$824,673,723	5,247,831	(6,409,536)

						$9,872,840	$(9,084,056)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    71

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Credit default swap agreements outstanding at August 31, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
AMSR Trust	09/30/21	1.250%(M)	1,973	*	$69	$—	$69	Goldman Sachs International
AMSR Trust	09/30/21	1.250%(M)	1,143	*	40	—	40	Goldman Sachs International
AMSR Trust	09/30/21	1.250%(M)	780	*	27	—	27	Goldman Sachs International
AMSR Trust	09/30/21	1.250%(M)	572	*	20	—	20	Goldman Sachs International
Bellemeade Re Ltd.	09/30/21	1.250%(M)	3,794	*	132	—	132	Goldman Sachs International
Bellemeade Re Ltd.	09/30/21	1.250%(M)	544	*	19	—	19	Goldman Sachs International
Bravo Residential Funding Trust	09/30/21	1.000%(M)	3,245	*	90	—	90	Goldman Sachs International
Bravo Residential Funding Trust	09/30/21	1.250%(M)	369	*	13	—	13	Goldman Sachs International
Countrywide Alternative Loan Trust	09/30/21	1.250%(M)	1,646	*	57	—	57	Goldman Sachs International
Delta Home Equity	09/30/21	1.250%(M)	1,164	*	40	—	40	Goldman Sachs International
Eagle Re Ltd.	09/30/21	1.250%(M)	3,380	*	117	—	117	Goldman Sachs International
First NLC Home Equity	09/30/21	1.250%(M)	324	*	11	—	11	Goldman Sachs International
GS Mortgage Backed Securities	09/30/21	1.250%(M)	1,669	*	58	—	58	Goldman Sachs International
GS Mortgage Backed Securities	09/30/21	1.250%(M)	757	*	26	—	26	Goldman Sachs International

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
GS_21-PJA††	09/14/21	0.250%(M)	44,920	*	$9,982	$(2,807)	$12,789	Goldman Sachs International
GSAMP Home Equity	09/30/21	1.250%(M)	1,815	*	63	—	63	Goldman Sachs International
GSR Mortgage Loan Trust	09/30/21	1.250%(M)	1,853	*	64	—	64	Goldman Sachs International
GSRPM Mortgage Loan Trust	09/30/21	1.250%(M)	574	*	20	—	20	Goldman Sachs International
Home Re Ltd.	09/30/21	1.250%(M)	4,626	*	161	—	161	Goldman Sachs International
Long Beach Home Equity	09/30/21	1.250%(M)	2,658	*	92	—	92	Goldman Sachs International
MFRA Trust	09/30/21	1.250%(M)	370	*	13	—	13	Goldman Sachs International
Progress Residential Trust	09/30/21	1.250%(M)	401	*	14	—	14	Goldman Sachs International
Radnor Re Ltd.	09/30/21	1.250%(M)	4,174	*	145	—	145	Goldman Sachs International
Residential Accredit Loans, Inc.	09/30/21	1.250%(M)	2,245	*	78	—	78	Goldman Sachs International
Starwood Mortgage Residential Trust	09/30/21	1.250%(M)	1,661	*	58	—	58	Goldman Sachs International

					$11,409	$(2,807)	$14,216

††	The value of the contract, GS_21-PJA, is derived from a pool of senior prime jumbo mortgages.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    73

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Credit default swap agreements outstanding at August 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	35	$(515)	$81	$(596)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(442)	172	(614)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(147)	64	(211)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(147)	59	(206)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(147)	22	(169)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(73)	12	(85)	Citibank, N.A.
United Mexican States	06/20/24	1.000%(Q)	2,340	(42,412)	1,394	(43,806)	Barclays Bank PLC
United Mexican States	12/20/24	1.000%(Q)	180	(3,096)	838	(3,934)	Citibank, N.A.
United States of America	12/20/22	0.250%(Q)	EUR 7,195	(27,939)	(23,079)	(4,860)	Barclays Bank PLC

				$(74,918)	$(20,437)	$(54,481)

Reference Entity / Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/22	1.000%(Q)	8,640	0.216%	$72,313	$53,938	$18,375	Goldman Sachs International
Bank of America Corp.	06/20/22	1.000%(Q)	9,500	0.234%	78,100	60,082	18,018	Goldman Sachs International
Boeing Co.	12/20/21	1.000%(Q)	3,100	0.411%	11,911	5,081	6,830	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	2,485	0.411%	9,548	3,421	6,127	Goldman Sachs International
Boeing Co.	06/20/24	1.000%(Q)	4,310	0.802%	32,421	16,711	15,710	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR2,860	3.818%	139,051	51,839	87,212	Goldman Sachs International
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR1,520	3.818%	73,902	28,574	45,328	Goldman Sachs International
Citigroup, Inc.	06/20/22	1.000%(Q)	7,780	0.244%	63,322	48,573	14,749	Goldman Sachs International
Delta Air Lines, Inc.	06/20/22	5.000%(Q)	2,320	0.890%	100,425	74,777	25,648	Credit Suisse International
Devon Energy Corp.	12/20/21	1.000%(Q)	7,830	0.396%	30,228	16,098	14,130	Barclays Bank PLC

See Notes to Financial Statements.

Credit default swap agreements outstanding at August 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Devon Energy Corp.	12/20/21	1.000%(Q)	2,780	0.396%	$10,732	$5,713	$5,019	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/22	1.000%(Q)	8,050	0.237%	66,210	45,630	20,580	Morgan Stanley & Co. International PLC
General Motors Co.	06/20/26	5.000%(Q)	2,390	0.948%	478,090	447,726	30,364	Goldman Sachs International
Hess Corp.	12/20/21	1.000%(Q)	12,500	0.338%	50,821	19,086	31,735	Goldman Sachs International
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	1,460	0.659%	16,850	15,867	983	Goldman Sachs International
HSBC Bank PLC	12/20/21	1.000%(Q)	EUR 20,000	0.140%	110,615	59,544	51,071	Morgan Stanley & Co. International PLC
JPMorgan Chase & Co.	09/20/21	1.000%(Q)	5,790	0.209%	14,124	2,685	11,439	Barclays Bank PLC
Occidental Petroleum Corp.	09/20/21	1.000%(Q)	2,900	0.775%	6,163	280	5,883	Barclays Bank PLC
Ovintiv, Inc.	09/20/21	1.000%(Q)	870	0.275%	2,090	322	1,768	Barclays Bank PLC
Ovintiv, Inc.	12/20/21	1.000%(Q)	3,190	0.283%	13,426	6,560	6,866	Barclays Bank PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.310%	(11,744)	(18,847)	7,103	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.310%	(534)	(600)	66	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.310%	(534)	(510)	(24)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.310%	(214)	(246)	32	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.310%	(214)	(242)	28	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.310%	(213)	(202)	(11)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	2.310%	(107)	(102)	(5)	Citibank, N.A.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    75

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Credit default swap agreements outstanding at August 31, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/24	1.000%(Q)	2,340	2.849%	$(112,680)	$(123,357)	$10,677	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	180	3.139%	(11,787)	(11,221)	(566)	Citibank, N.A.
Pioneer Natural Resources Co.	06/20/22	1.000%(Q)	9,670	0.239%	79,092	61,946	17,146	Goldman Sachs International
Simon Property Group LP	06/20/26	1.000%(Q)	3,820	0.642%	72,514	42,623	29,891	Goldman Sachs International
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	560	1.054%	1,042	428	614	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	3,700	0.367%	47,033	9,444	37,589	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	2,110	0.382%	51,403	30,381	21,022	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	5,130	0.480%	137,127	103,376	33,751	Goldman Sachs International

					$1,630,526	$1,055,378	$575,148

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2021(4)	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q	)	123,865	2.591%	$8,505,959	$13,183,003	$4,677,044

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at August 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
4,240	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(219,669)	$(219,669)
1,200	01/13/31	2.229%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(73,540)	(73,540)
3,600	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(220,222)	(220,222)
4,390	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(137,468)	(137,468)
2,570	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(89,888)	(89,888)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    77

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Inflation swap agreements outstanding at August 31, 2021 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
5,170	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(173,582)	$(173,582)
5,140	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(173,130)	(173,130)
3,125	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(103,506)	(103,506)
3,145	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(103,732)	(103,732)
2,560	04/15/31	2.460%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(81,406)	(81,406)
4,955	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(154,783)	(154,783)

				$—	$(1,530,926)	$(1,530,926)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at August 31, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	9,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(38)	$(7,451)	$(7,413)
AUD	3,770	01/18/31	1.073%(S)	6 Month BBSW(2)(S)	(79)	(56,193)	(56,114)
AUD	6,500	01/18/31	1.081%(S)	6 Month BBSW(2)(S)	1,114	(93,396)	(94,510)
AUD	12,760	03/19/31	1.800%(S)	6 Month BBSW(2)(S)	(1,352)	481,625	482,977
AUD	4,255	03/19/31	1.850%(S)	6 Month BBSW(2)(S)	(464)	175,611	176,075
BRL	30,765	01/02/25	5.903%(T)	1 Day BROIS(2)(T)	—	(370,010)	(370,010)
BRL	52,465	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(773,569)	(773,569)
BRL	56,649	01/02/25	6.343%(T)	1 Day BROIS(2)(T)	—	(838,725)	(838,725)
BRL	6,347	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	(29,200)	(29,200)
BRL	7,043	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(30,032)	(30,032)
BRL	26,717	01/04/27	6.225%(T)	1 Day BROIS(2)(T)	—	(645,299)	(645,299)

See Notes to Financial Statements.

Interest rate swap agreements outstanding at August 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	18,408	01/04/27	6.845%(T)	1 Day BROIS(2)(T)	$—	$(427,558)	$(427,558)
BRL	18,030	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(411,128)	(411,128)
BRL	32,041	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(732,711)	(732,711)
BRL	66,725	01/04/27	6.890%(T)	1 Day BROIS(2)(T)	—	(1,528,058)	(1,528,058)
BRL	5,913	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(86,018)	(86,018)
CLP	19,445,000	01/25/26	1.634%(S)	1 Day CLOIS(2)(S)	—	(2,181,492)	(2,181,492)
CLP	500,000	01/21/28	2.065%(S)	1 Day CLOIS(2)(S)	—	(76,120)	(76,120)
COP	6,516,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(1,200)	(1,200)
COP	7,607,250	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	1,609	1,609
COP	7,380,000	01/20/26	3.085%(Q)	1 Day COOIS(2)(Q)	—	(134,756)	(134,756)
COP	3,000,000	01/29/26	3.065%(Q)	1 Day COOIS(2)(Q)	—	(56,183)	(56,183)
COP	50,425,000	02/03/26	3.080%(Q)	1 Day COOIS(2)(Q)	—	(943,010)	(943,010)
COP	4,604,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(43,331)	(43,331)
COP	3,221,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(29,758)	(29,758)
COP	4,701,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	(44,691)	(44,691)
GBP	1,340	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(42,477)	(35,607)	6,870
GBP	4,196	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(262,597)	(143,261)	119,336
GBP	10,795	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(540,443)	(416,995)	123,448
GBP	366	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(7,239)	(7,239)
GBP	2,730	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(134,665)	(162,658)	(27,993)
GBP	422	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(18,372)	(30,653)	(12,281)

See Notes to Financial Statements.

PGIM Strategic Bond Fund    79

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Interest rate swap agreements outstanding at August 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	$(5,278)	$(14,135)	$(8,857)
HUF	162,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	(42,993)	(42,993)
HUF	2,548,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	(669,836)	(669,836)
HUF	1,046,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	(79,750)	(217,674)	(137,924)
MXN	58,185	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(125)	(35,320)	(35,195)
MXN	114,800	01/12/28	5.020%(M)	28 Day Mexican Interbank Rate(2)(M)	(83)	(481,148)	(481,065)
MXN	15,820	01/03/31	5.550%(M)	28 Day Mexican Interbank Rate(2)(M)	(68)	(73,884)	(73,816)
MXN	45,200	01/13/31	5.460%(M)	28 Day Mexican Interbank Rate(2)(M)	(58)	(225,170)	(225,112)
MXN	163,500	01/15/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(212)	(821,368)	(821,156)
MXN	24,080	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(31)	(121,046)	(121,015)
MXN	39,780	01/03/33	5.715%(M)	28 Day Mexican Interbank Rate(2)(M)	(65)	(209,130)	(209,065)
MXN	11,865	12/28/35	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	(74)	(66,655)	(66,581)
NZD	3,500	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	(68,203)	(68,203)
NZD	2,650	01/19/31	1.090%(S)	3 Month BBR(2)(Q)	—	(134,591)	(134,591)
NZD	10,930	01/19/31	1.096%(S)	3 Month BBR(2)(Q)	4,796	(551,048)	(555,844)
NZD	4,260	01/26/31	1.098%(S)	3 Month BBR(2)(Q)	—	(215,463)	(215,463)
NZD	6,215	03/22/31	1.920%(S)	3 Month BBR(2)(Q)	—	28,411	28,411

See Notes to Financial Statements.

Interest rate swap agreements outstanding at August 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	9,750	01/19/31	1.200%(A)	6 Month WIBOR(2)(S)	$3,628	$(106,187)	$(109,815)
PLN	39,120	01/21/31	1.170%(A)	6 Month WIBOR(2)(S)	(34,292)	(455,657)	(421,365)
PLN	15,140	03/16/31	1.760%(A)	6 Month WIBOR(2)(S)	10,795	26,399	15,604
PLN	7,250	08/02/31	1.650%(A)	6 Month WIBOR(2)(S)	(11,068)	(21,130)	(10,062)
	5,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(194,890)	(194,890)
	2,590	01/20/31	0.915%(A)	1 Day USOIS(1)(A)	—	22,654	22,654
	9,925	03/22/31	1.449%(A)	1 Day USOIS(1)(A)	—	(404,183)	(404,183)
ZAR	47,000	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,881)	147,069	148,950
ZAR	65,500	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(17,641)	200,119	217,760
ZAR	35,600	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	873	151,572	150,699
ZAR	37,400	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(299)	193,292	193,591
ZAR	24,800	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(206)	135,121	135,327
ZAR	85,000	03/18/30	10.650%(Q)	3 Month JIBAR(2)(Q)	—	445,441	445,441
ZAR	7,700	03/27/30	9.150%(Q)	3 Month JIBAR(2)(Q)	(140)	85,636	85,776
ZAR	16,300	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(62)	138,804	138,866
ZAR	35,900	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(640)	421,757	422,397
ZAR	17,300	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(918)	37,567	38,485
ZAR	114,900	07/07/30	7.040%(Q)	3 Month JIBAR(2)(Q)	(2,891)	107,626	110,517
ZAR	30,200	08/03/30	7.030%(Q)	3 Month JIBAR(2)(Q)	3,655	19,286	15,631

See Notes to Financial Statements.

PGIM Strategic Bond Fund    81

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Interest rate swap agreements outstanding at August 31, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	115,800	01/15/31	6.765%(Q)	3 Month JIBAR(2)(Q)	$(176,584)	$(116,373)	$60,211
ZAR	96,100	03/18/31	7.660%(Q)	3 Month JIBAR(2)(Q)	104,895	331,854	226,959

					$(1,203,097)	$(12,430,933)	$(11,227,836)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,213,347	$(181,213)	$589,970	$(55,087)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$26,066,403

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

The following is a summary of the inputs used as of August 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$10,052,285	$—
Collateralized Loan Obligations	—	170,142,937	—
Consumer Loans	—	8,031,240	—
Other	—	15,600,628	—
Residential Mortgage-Backed Securities	—	2,074,275	—
Student Loans	—	8,413,678	—
Bank Loans	—	41,087,265	—
Commercial Mortgage-Backed Securities	—	216,494,412	5,500,000
Corporate Bonds	—	955,695,475	9,720,060
Municipal Bonds	—	4,290,626	—
Residential Mortgage-Backed Securities	—	136,863,523	2,970,000
Sovereign Bonds	—	79,791,999	—
U.S. Government Agency Obligation	—	10,447,085	—
U.S. Treasury Obligations	—	174,842,300	—
Common Stocks	13,035,074	43,030	94,780
Exchange-Traded Fund	17,006,655	—	—
Warrants	—	101,803	—
Short-Term Investments
Affiliated Mutual Funds	157,708,718	—	—

Total	$187,750,447	$1,833,972,561	$18,284,840

Liabilities
Options Written	$—	$(553,801)	$(7,015)

Other Financial Instruments*
Assets
Futures Contracts	$1,427,497	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	9,872,840	—
Centrally Cleared Credit Default Swap Agreement	—	4,677,044	—
OTC Credit Default Swap Agreements	—	1,768,553	11,409
Centrally Cleared Interest Rate Swap Agreements	—	3,367,594	—

Total	$1,427,497	$19,686,031	$11,409

Liabilities
Futures Contracts	$(1,777,877)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(9,084,056)	—
OTC Credit Default Swap Agreements	—	(212,945)	—
Centrally Cleared Inflation Swap Agreements	—	(1,530,926)	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,595,430)	—

Total	$(1,777,877)	$(25,423,357)	$—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    83

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2021 were as follows:

Commercial Mortgage-Backed Securities	11.0%
U.S. Treasury Obligations	8.7
Collateralized Loan Obligations	8.5
Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	7.9
Banks	7.5
Residential Mortgage-Backed Securities	7.1
Oil & Gas	4.9
Sovereign Bonds	4.0
Telecommunications	3.3
Electric	3.0
Chemicals	2.3
Media	2.2
Retail	1.9
Entertainment	1.8
Commercial Services	1.8
Pharmaceuticals	1.7
Diversified Financial Services	1.5
Foods	1.4
Healthcare-Services	1.2
Pipelines	1.1
Real Estate Investment Trusts (REITs)	1.1
Packaging & Containers	1.1
Home Builders	1.0
Auto Manufacturers	1.0
Gas	0.9
Aerospace & Defense	0.9
Lodging	0.9
Exchange-Traded Fund	0.8
Other	0.8
Computers	0.7
Real Estate	0.7
Building Materials	0.7
Auto Parts & Equipment	0.6
Mining	0.6
U.S. Government Agency Obligation	0.5
Engineering & Construction	0.5

Airlines	0.5%
Automobiles	0.5
Internet	0.5
Oil, Gas & Consumable Fuels	0.5
Energy-Alternate Sources	0.4
Insurance	0.4
Student Loans	0.4
Consumer Loans	0.4
Machinery-Diversified	0.3
Agriculture	0.3
Healthcare-Products	0.2
Municipal Bonds	0.2
Gas Utilities	0.2
Household Products/Wares	0.2
Electronics	0.1
Forest Products & Paper	0.1
Iron/Steel	0.1
Distribution/Wholesale	0.1
Electrical Components & Equipment	0.1
Beverages	0.1
Transportation	0.1
Advertising	0.1
Semiconductors	0.1
Environmental Control	0.1
Apparel	0.0	*
Holding Companies-Diversified	0.0	*
Biotechnology	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Hotels, Restaurants & Leisure	0.0	*
Electric Utilities	0.0	*

See Notes to Financial Statements.

Industry Classification (continued):

Software	0.0	*%

	101.6
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$4,677,044	*	—	$—

Credit contracts	Premiums paid for OTC swap agreements	1,213,347		Premiums received for OTC swap agreements	181,213

Credit contracts	—	—		Options written outstanding, at value	560,816

Credit contracts	Unrealized appreciation on OTC swap agreements	589,970		Unrealized depreciation on OTC swap agreements	55,087

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,872,840		Unrealized depreciation on OTC forward foreign currency exchange contracts	9,084,056

Interest rate contracts	Due from/to broker-variation margin futures	1,427,497	*	Due from/to broker-variation margin futures	1,777,877	*

Interest rate contracts	Due from/to broker-variation margin swaps	3,367,594	*	Due from/to broker-variation margin swaps	16,126,356	*

		$21,148,292			$27,785,405

See Notes to Financial Statements.

PGIM Strategic Bond Fund    85

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$36,220	$—	$—	$2,086,090

Foreign exchange contracts	—	—	9,716,675	—

Interest rate contracts	—	(1,195,440)	—	926,409

Total	$36,220	$(1,195,440)	$9,716,675	$3,012,499

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$(145,894)	$—	$—	$3,333,678

Foreign exchange contracts	—	—	(2,513,532)	—

Interest rate contracts	—	4,115,300	—	(6,212,416)

Total	$(145,894)	$4,115,300	$(2,513,532)	$(2,878,738)

See Notes to Financial Statements.

For the six months ended August 31, 2021, the Fund’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$57,492,838	$813,173,603	$1,284,940,185	$579,715,336

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)	Credit Default Swap Agreements— Buy Protection(1)
$789,885,976	$339,733,113	$8,384,154

Credit Default Swap Agreements— Sell Protection(1)	Currency Swap Agreements(1)	Inflation Swap Agreements(1)
$248,652,471	$179,667	$29,743,333

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended August 31, 2021.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$45,995,590	$(45,995,590)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$298,013	$(152,001)	$146,012	$—	$146,012
Barclays Bank PLC	448,810	(1,577,939)	(1,129,129)	780,993	(348,136)
BNP Paribas S.A.	1,021,046	(455,738)	565,308	(565,308)	—

See Notes to Financial Statements.

PGIM Strategic Bond Fund    87

Schedule of Investments  (unaudited) (continued)

as of August 31, 2021

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$991,745	$(1,023,459)	$(31,714)	$31,714	$—
Credit Suisse International	346,029	(300,421)	45,608	—	45,608
Goldman Sachs International	2,654,866	(1,424,093)	1,230,773	—	1,230,773
HSBC Bank PLC	1,322,763	(690,691)	632,072	(620,000)	12,072
JPMorgan Chase Bank, N.A.	1,323,306	(1,438,192)	(114,886)	—	(114,886)
Morgan Stanley & Co. International PLC	2,213,859	(1,479,881)	733,978	(733,978)	—
Standard Chartered Bank	772,835	(828,627)	(55,792)	—	(55,792)
The Toronto-Dominion Bank	55,683	(183,751)	(128,068)	—	(128,068)
UBS AG	227,202	(326,379)	(99,177)	—	(99,177)

	$11,676,157	$(9,881,172)	$1,794,985	$(1,106,579)	$688,406

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2021

Assets
Investments at value, including securities on loan of $45,995,590:
Unaffiliated investments (cost $1,820,413,069)	$1,882,299,130
Affiliated investments (cost $157,694,082)	157,708,718
Cash	627,985
Foreign currency, at value (cost $1,960,748)	1,970,892
Dividends and interest receivable	15,755,111
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,872,840
Receivable for Fund shares sold	7,118,843
Receivable for investments sold	5,146,589
Premiums paid for OTC swap agreements	1,213,347
Unrealized appreciation on OTC swap agreements	589,970
Due from broker—variation margin futures	401,123
Prepaid expenses	288

Total Assets	2,082,704,836

Liabilities
Payable to broker for collateral for securities on loan	46,852,074
Payable for investments purchased	9,415,253
Unrealized depreciation on OTC forward foreign currency exchange contracts	9,084,056
Payable for Fund shares purchased	6,241,411
Accrued expenses and other liabilities	833,723
Management fee payable	800,089
Options written outstanding, at value (premiums received $414,922)	560,816
Due to broker—variation margin swaps	425,921
Premiums received for OTC swap agreements	181,213
Dividends payable	119,337
Distribution fee payable	71,948
Unrealized depreciation on OTC swap agreements	55,087
Affiliated transfer agent fee payable	9,843
Trustees’ fees payable	7,800

Total Liabilities	74,658,571

Net Assets	$2,008,046,265

Net assets were comprised of:
Shares of beneficial interest, at par	$192,914
Paid-in capital in excess of par	2,013,071,278
Total distributable earnings (loss)	(5,217,927)

Net assets, August 31, 2021	$2,008,046,265

See Notes to Financial Statements.

PGIM Strategic Bond Fund 89

Statement of Assets and Liabilities  (unaudited)

as of August 31, 2021

Class A

Net asset value and redemption price per share, ($88,645,883 ÷ 8,512,691 shares of beneficial interest issued and outstanding)	$10.41
Maximum sales charge (3.25% of offering price)	0.35

Maximum offering price to public	$10.76

Class C

Net asset value, offering price and redemption price per share, ($62,830,326 ÷ 6,042,869 shares of beneficial interest issued and outstanding)	$10.40

Class Z

Net asset value, offering price and redemption price per share, ($1,820,251,852 ÷ 174,871,233 shares of beneficial interest issued and outstanding)	$10.41

Class R6

Net asset value, offering price and redemption price per share, ($36,318,204 ÷ 3,486,802 shares of beneficial interest issued and outstanding)	$10.42

See Notes to Financial Statements.

Statement of Operations  (unaudited)

Six Months Ended August 31, 2021

Net Investment Income (Loss)
Income
Interest income	$35,344,680
Unaffiliated dividend income (net of $63 foreign withholding tax)	435,282
Income from securities lending, net (including affiliated income of $21,403)	185,550
Affiliated dividend income	31,224

Total income	35,996,736

Expenses
Management fee	5,747,979
Distribution fee(a)	414,541
Transfer agent’s fees and expenses (including affiliated expense of $32,230)(a)	1,062,576
Custodian and accounting fees	106,810
Registration fees(a)	94,531
Shareholders’ reports	40,220
Audit fee	30,319
SEC registration fees	27,781
Trustees’ fees	15,870
Legal fees and expenses	12,836
Miscellaneous	18,823

Total expenses	7,572,286
Less: Fee waiver and/or expense reimbursement(a)	(1,058,423)

Net expenses	6,513,863

Net investment income (loss)	29,482,873

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $179)	2,921,755
Futures transactions	(1,195,440)
Forward currency contract transactions	9,716,675
Options written transactions	36,220
Swap agreement transactions	3,012,499
Foreign currency transactions	6,488,420

20,980,129

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,816))	6,552,502
Futures	4,115,300
Forward currency contracts	(2,513,532)
Options written	(145,894)
Swap agreements	(2,878,738)
Foreign currencies	175,136

5,304,774

Net gain (loss) on investment and foreign currency transactions	26,284,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$55,767,776

See Notes to Financial Statements.

PGIM Strategic Bond Fund    91

Statement of Operations  (unaudited)

Six Months Ended August 31, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	108,928	305,613	—	—
Transfer agent’s fees and expenses	32,584	26,324	1,003,162	506
Registration fees	18,049	10,160	58,095	8,227
Fee waiver and/or expense reimbursement	(11,411)	(8,004)	(1,025,513)	(13,495)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended August 31, 2021	Year Ended February 28, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$29,482,873	$51,577,953
Net realized gain (loss) on investment and foreign currency transactions	20,980,129	(58,949,690)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,304,774	49,798,196

Net increase (decrease) in net assets resulting from operations	55,767,776	42,426,459

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,577,377)	(3,185,567)
Class C	(875,355)	(1,935,740)
Class Z	(34,889,594)	(65,411,136)
Class R6	(725,087)	(667,556)

	(38,067,413)	(71,199,999)

Tax return of capital distributions
Class A	—	(420,054)
Class C	—	(255,249)
Class Z	—	(8,625,207)
Class R6	—	(88,025)

	—	(9,388,535)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	468,003,198	1,393,852,191
Net asset value of shares issued in reinvestment of dividends and distributions	37,370,086	79,147,512
Cost of shares purchased	(444,407,192)	(964,562,060)

Net increase (decrease) in net assets from Fund share transactions	60,966,092	508,437,643

Total increase (decrease)	78,666,455	470,275,568

Net Assets:

Beginning of period	1,929,379,810	1,459,104,242

End of period	$2,008,046,265	$1,929,379,810

See Notes to Financial Statements.

PGIM Strategic Bond Fund    93

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.32		$10.48	$10.10	$10.31	$10.15	$9.32
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.31	0.33	0.33	0.33	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14		0.02 (b)	0.70	(0.02)	0.25	1.09
Total from investment operations	0.28		0.33	1.03	0.31	0.58	1.46
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.33)	(0.45)	(0.52)	(0.38)	(0.48)
Tax return of capital distributions	-		(0.06)	-	- (c)	-	-
Distributions from net realized gains	-		(0.10)	(0.20)	-	(0.04)	(0.15)
Total dividends and distributions	(0.19)		(0.49)	(0.65)	(0.52)	(0.42)	(0.63)
Net asset value, end of period	$10.41		$10.32	$10.48	$10.10	$10.31	$10.15
Total Return(d):	2.73%		3.27%	10.41%	3.13%	5.84%	16.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$88,646		$88,108	$76,854	$8,958	$3,989	$410
Average net assets (000)	$86,432		$74,555	$39,714	$4,751	$1,491	$116
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.96	%(g)	0.98%	1.08%	1.15%	1.15%	1.15%
Expenses before waivers and/or expense reimbursement	0.99	%(g)	1.02%	1.12%	1.77%	2.11%	1.77%
Net investment income (loss)	2.74	%(g)	3.01%	3.16%	3.26%	3.24%	3.69%
Portfolio turnover rate(h)	33%		105%	239%	81%	74%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.30		$10.46	$10.09	$10.29	$10.14	$9.31
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.23	0.26	0.26	0.26	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.02 (b)	0.68	(0.01)	0.24	1.09
Total from investment operations	0.25		0.25	0.94	0.25	0.50	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.25)	(0.37)	(0.45)	(0.31)	(0.40)
Tax return of capital distributions	-		(0.06)	-	- (c)	-	-
Distributions from net realized gains	-		(0.10)	(0.20)	-	(0.04)	(0.15)
Total dividends and distributions	(0.15)		(0.41)	(0.57)	(0.45)	(0.35)	(0.55)
Net asset value, end of period	$10.40		$10.30	$10.46	$10.09	$10.29	$10.14
Total Return(d):	2.44%		2.50%	9.47%	2.46%	4.96%	15.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,830		$59,419	$49,844	$7,971	$1,206	$413
Average net assets (000)	$60,624		$53,620	$24,666	$3,161	$852	$157
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.71	%(g)	1.73%	1.83%	1.90%	1.90%	1.90%
Expenses before waivers and/or expense reimbursement	1.74	%(g)	1.77%	1.87%	2.60%	3.05%	2.56%
Net investment income (loss)	1.98	%(g)	2.26%	2.50%	2.53%	2.55%	2.86%
Portfolio turnover rate(h)	33%		105%	239%	81%	74%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    95

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2021		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.31		$10.47	$10.10	$10.30	$10.15	$9.32
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.38	0.37	0.37	0.40
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.02 (b)	0.68	(0.01)	0.23	1.09
Total from investment operations	0.31		0.36	1.06	0.36	0.60	1.49
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.36)	(0.49)	(0.56)	(0.41)	(0.51)
Tax return of capital distributions	-		(0.06)	-	- (c)	-	-
Distributions from net realized gains	-		(0.10)	(0.20)	-	(0.04)	(0.15)
Total dividends and distributions	(0.21)		(0.52)	(0.69)	(0.56)	(0.45)	(0.66)
Net asset value, end of period	$10.41		$10.31	$10.47	$10.10	$10.30	$10.15
Total Return(d):	3.00%		3.64%	10.73%	3.60%	6.02%	16.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,820,252		$1,748,446	$1,330,912	$157,026	$43,647	$29,053
Average net assets (000)	$1,749,449		$1,421,196	$668,011	$81,750	$35,152	$26,535
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.62	%(g)	0.62%	0.68%	0.78%	0.88%	0.90%
Expenses before waivers and/or expense reimbursement	0.74	%(g)	0.77%	0.82%	1.09%	1.60%	1.67%
Net investment income (loss)	3.07	%(g)	3.35%	3.62%	3.62%	3.61%	4.03%
Portfolio turnover rate(h)	33%		105%	239%	81%	74%	62%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended August 31, 2021		Year Ended February 28/29,			April 26, 2017(a) through February 28,
			2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.32		$10.48	$10.11	$10.30	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.34	0.38	0.39	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15		0.03 (c)	0.68	(0.01)	0.20
Total from investment operations	0.31		0.37	1.06	0.38	0.51
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.37)	(0.49)	(0.57)	(0.34)
Tax return of capital distributions	-		(0.06)	-	- (d)	-
Distributions from net realized gains	-		(0.10)	(0.20)	-	(0.04)
Total dividends and distributions	(0.21)		(0.53)	(0.69)	(0.57)	(0.38)
Net asset value, end of period	$10.42		$10.32	$10.48	$10.11	$10.30
Total Return(e):	3.01%		3.66%	10.75%	3.75%	5.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,318		$33,407	$1,493	$137	$11
Average net assets (000)	$36,078		$13,732	$564	$19	$10
Ratios to average net assets(f)(g):
Expenses after waivers and/or expense reimbursement	0.59	%(h)	0.59%	0.65%	0.72%	0.87	%(h)
Expenses before waivers and/or expense reimbursement	0.66	%(h)	0.76%	3.24%	62.77%	115.14	%(h)
Net investment income (loss)	3.11	%(h)	3.26%	3.62%	3.80%	3.54	%(h)
Portfolio turnover rate(i)	33%		105%	239%	81%	74%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)	Amount rounds to zero.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(f)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Does not include expenses of the underlying funds in which the Fund invests.
(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Strategic Bond Fund    97

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of five series: PGIM Global Dynamic Bond Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Jennison Focused Growth Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These financial statements relate only to the PGIM Strategic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon

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Notes to Financial Statements (unaudited) (continued)

entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by

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Notes to Financial Statements (unaudited) (continued)

one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off

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Notes to Financial Statements (unaudited) (continued)

exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (each a “subadviser and collectively the ”subadvisers“). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.59% of the Fund’s average daily net assets up to $2.5 billion, 0.565% of average daily net assets from $2.5 billion to $5 billion and 0.54% of average daily net assets over $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.59% for the reporting period ended August 31, 2021.

The Manager has contractually agreed, through June 30, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.62% of average daily net assets for Class Z shares and 0.59% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (”PIMS“), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

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Notes to Financial Statements (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended August 31, 2021, PIMS received $129,685 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended August 31, 2021, PIMS received $3,354 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS, PGIM, Inc. and PGIM Limited are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2021, were $567,757,275 and $628,277,839, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$61,448,248	$328,973,837	$279,582,629	$—	$—	$110,839,456	110,839,456	$31,224

PGIM Institutional Money Market Fund (1)(b)(wa)
62,429,238	147,390,189	162,940,528	(9,816)	179	46,869,262	46,897,400	21,403	(2)

$123,877,486	$476,364,026	$442,523,157	$(9,816)	$179	$157,708,718		$52,627

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2021 were as follows:

Tax Basis	$1,983,456,263

Gross Unrealized Appreciation	91,603,921
Gross Unrealized Depreciation	(41,689,449)

Net Unrealized Appreciation	$49,914,472

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2021 of approximately $62,156,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

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Notes to Financial Statements (unaudited) (continued)

The Fund elected to treat post-October capital losses of approximately $5,410,000 and late year losses of approximately $147,000 as having been incurred in the following fiscal year (February 28, 2022).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	87.5%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount

Six months ended August 31, 2021:
Shares sold	1,762,367	$18,190,554
Shares issued in reinvestment of dividends and distributions	150,279	1,553,320
Shares purchased	(1,959,166)	(20,198,113)

Net increase (decrease) in shares outstanding before conversion	(46,520)	(454,239)
Shares issued upon conversion from other share class(es)	67,373	692,393
Shares purchased upon conversion into other share class(es)	(46,798)	(482,428)

Net increase (decrease) in shares outstanding	(25,945)	$(244,274)

Year ended February 28, 2021:
Shares sold	4,892,766	$50,048,093
Shares issued in reinvestment of dividends and distributions	346,685	3,548,513
Shares purchased	(3,887,096)	(38,303,863)

Net increase (decrease) in shares outstanding before conversion	1,352,355	15,292,743
Shares issued upon conversion from other share class(es)	112,916	1,155,239
Shares purchased upon conversion into other share class(es)	(261,128)	(2,735,136)

Net increase (decrease) in shares outstanding	1,204,143	$13,712,846

Class C
Six months ended August 31, 2021:
Shares sold	1,029,140	$10,604,884
Shares issued in reinvestment of dividends and distributions	84,683	874,209
Shares purchased	(695,869)	(7,161,371)

Net increase (decrease) in shares outstanding before conversion	417,954	4,317,722
Shares purchased upon conversion into other share class(es)	(142,232)	(1,463,804)

Net increase (decrease) in shares outstanding	275,722	$2,853,918

Year ended February 28, 2021:
Shares sold	2,061,060	$20,967,638
Shares issued in reinvestment of dividends and distributions	213,952	2,188,962
Shares purchased	(1,008,038)	(10,080,618)

Net increase (decrease) in shares outstanding before conversion	1,266,974	13,075,982
Shares purchased upon conversion into other share class(es)	(264,097)	(2,689,988)

Net increase (decrease) in shares outstanding	1,002,877	$10,385,994

Class Z
Six months ended August 31, 2021:
Shares sold	41,615,547	$429,758,006
Shares issued in reinvestment of dividends and distributions	3,311,418	34,224,350
Shares purchased	(39,683,682)	(409,364,309)

Net increase (decrease) in shares outstanding before conversion	5,243,283	54,618,047
Shares issued upon conversion from other share class(es)	158,952	1,638,929
Shares purchased upon conversion into other share class(es)	(43,744)	(449,632)

Net increase (decrease) in shares outstanding	5,358,491	$55,807,344

Year ended February 28, 2021:
Shares sold	127,213,177	$1,288,561,021
Shares issued in reinvestment of dividends and distributions	7,096,455	72,662,024
Shares purchased	(92,285,180)	(913,095,393)

Net increase (decrease) in shares outstanding before conversion	42,024,452	448,127,652
Shares issued upon conversion from other share class(es)	450,723	4,650,796
Shares purchased upon conversion into other share class(es)	(38,743)	(380,911)

Net increase (decrease) in shares outstanding	42,436,432	$452,397,537

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Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended August 31, 2021:
Shares sold	916,675	$9,449,754
Shares issued in reinvestment of dividends and distributions	69,466	718,207
Shares purchased	(742,370)	(7,683,399)

Net increase (decrease) in shares outstanding before conversion	243,771	2,484,562
Shares issued upon conversion from other share class(es)	6,283	64,542

Net increase (decrease) in shares outstanding	250,054	$2,549,104

Year ended February 28, 2021:
Shares sold	3,324,447	$34,275,439
Shares issued in reinvestment of dividends and distributions	71,872	748,013
Shares purchased	(302,063)	(3,082,186)

Net increase (decrease) in shares outstanding	3,094,256	$31,941,266

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective October 1, 2021 will provide a commitment of $1,200,000,000 through September 29, 2022. The commitment fee paid by the Participating Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information .

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Bank Loan Investments Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-US issuers, the risks of investing in non-US issuers are applicable. Loans may not be considered to be “securities” and as a

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Notes to Financial Statements (unaudited) (continued)

result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in

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Notes to Financial Statements (unaudited) (continued)

unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Fixed Income Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to call and redemption risk, which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for

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Notes to Financial Statements (unaudited) (continued)

instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the outbreak of COVID-19 globally in 2020 or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would

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Notes to Financial Statements (unaudited) (continued)

provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Strategic Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met June 7-10, 2021 and approved the renewal of the agreements through July 31, 2022, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-10, 2021.

[1]	PGIM Strategic Bond Fund is a series of Prudential Investment Portfolios 3.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant

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information pertaining to PGIM Investments, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Strategic Bond Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2020. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2020. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap that (exclusive of certain fees and expenses) caps total annual operating expenses at 1.15% for Class A shares, 1.90% for Class C shares, 0.59% for Class R6 shares and 0.62% for Class Z shares through June 30, 2022.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Strategic Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Dino Capasso, Chief Compliance Officer ● Dana E. Cordes, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Strategic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM STRATEGIC BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PUCAX	PUCCX	PUCZX	PUCQX

CUSIP	74440K678	74440K660	74440K652	74440K520

MF231E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 19, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	October 19, 2021